Document And Entity Information	3 Months Ended
	Aug. 13, 2012	Aug. 06, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MRI INTERVENTIONS, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		47,402,240
Amendment Flag	false
Entity Central Index Key	0001285550
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug 13, 2012
Document Fiscal Year Focus	2012

Balance Sheets (Interim Period Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,222,955	$ 145,478	$ 1,577,314
Accounts receivable	169,848	401,580	31,540
Inventory	939,439	968,818	1,610,442
Prepaid expenses and other current assets	76,208	19,773	16,540
Total current assets	2,408,450	1,535,649	3,235,836
Property and equipment, net	1,237,177	1,218,830	979,509
Software license inventory	1,137,500
Deferred costs		214,469	263,495
Other assets	51,200	61,481
Total assets	4,834,327	3,030,429	4,562,841
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	2,844,509	4,037,168	3,495,283
Accrued compensation	348,913	1,011,413	124,792
Accrued interest		971,733	344,395
Other accrued liabilities	1,709,055	2,015,046	2,079,574
Deposits	989,520
Derivative liability	26,545
Related party deferred revenue	2,696,374	2,600,000	2,600,000
Convertible notes payable, net of unamortized discount of $117,405 at December 31, 2011		3,953,595
Total current liabilities	8,614,916	14,588,955	8,644,044
Related party deferred revenue		1,396,374	3,996,374
Related party accrued interest		799,102	410,425
Other accrued liabilities	422,224	209,143	278,060
Related party convertible notes payable, net of unamortized discount	4,338,601	4,377,294
Convertible notes payable, net of unamortized discount	2,000,000	3,308,390
Total liabilities	15,567,861	24,873,572	19,900,092
Commitments and contingencies
Series A convertible preferred stock; $.01 par value; 8,000,000 shares authorized, 7,965,000 shares issued and outstanding		7,965,000	7,965,000
Common stock, $.01 par value; at June 30, 2012, 100,000,000, 42,273,547, and 41,947,717 shares authorized, issued, and outstanding, respectively; at December 31, 2011, 70,000,000 16,410,820, and 16,084,990 shares authorized, issued, and outstanding, respectively; at December 31, 2010, 70,000,000 16,185,820, and 15,859,990 shares authorized, issued, and outstanding, respectively	422,735	164,108	161,858
Additional paid-in capital	54,385,943	31,495,593	29,692,324
Treasury stock, at cost, 325,830 common shares	(1,679,234)	(1,679,234)	(1,679,234)
Accumulated deficit	(63,862,978)	(59,788,610)	(51,477,199)
Total stockholders' deficit	(10,733,534)	(21,843,143)	(15,337,251)
Total liabilities and stockholders' deficit	4,834,327	3,030,429	4,562,841
Junior secured notes payable, net of unamortized discount of $2,807,880, $2,805,686 and $2,775,300 at June 30, 2012, December 31, 2011, and December 31, 2010 respectively	192,120	194,314	224,700
Licenses, Net [Member]
ASSETS
Other assets		27,000	45,000
Other Assets [Member]
ASSETS
Other assets		34,481	39,001
Related Party BSC Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		3,500,000	2,846,764
Related Party 2011 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Related party convertible notes payable, net of unamortized discount		877,294
The 2011 Junior Secured Convertible Note Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		2,000,000
The 2011 Junior Secured Convertible Note Payable, Net [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount		1,308,390
The 2010 Unsecured Convertible Notes Payable [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes payable, net of unamortized discount			$ 3,499,725

Balance Sheets (Interim Period Unaudited) (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unamortized discount (in Dollars)			$ 653,236
Series A convertible preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01
Series A convertible preferred stock, shares authorized		8,000,000	8,000,000
Series A convertible preferred stock, shares issued		7,965,000	7,965,000
Series A convertible preferred stock, shares outstanding		7,965,000	7,965,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	70,000,000	70,000,000
Common stock, shares issued	42,273,547	16,410,820	16,185,820
Common stock, shares outstanding	41,947,717	16,084,990	15,859,990
Treasury stock, shares	325,830	325,830	325,830
Convertible Notes Payable, Net, Current [Member]
Unamortized discount (in Dollars)		117,405
Related Party BSC Convertible Notes Payable [Member]
Unamortized discount (in Dollars)		0	653,236
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Unamortized discount (in Dollars)		432,706
Related Party Convertible Notes Payable, Net [Member]
Unamortized discount (in Dollars)	0	432,706
The 2011 Junior Secured Convertible Note Payable, Net [Member]
Unamortized discount (in Dollars)		327,266
Convertible Notes Payable, Net, Noncurrent [Member]
Unamortized discount (in Dollars)	0	316,610
Junior Secured Notes Payable, Net [Member]
Unamortized discount (in Dollars)	2,807,880	2,805,686	2,775,300
The 2010 Unsecured Convertible Notes Payable [Member]
Unamortized discount (in Dollars)			$ 571,275

Statements of Operations (Interim Periods Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Related party license revenues	$ 650,000	$ 650,000	$ 1,300,000	$ 1,300,000
Service revenues	142,404		250,734
Related party license and service revenues					2,663,328	2,600,000	2,600,000
Product revenues	291,356	72,887	513,025	199,081	1,154,838	69,450
Total revenues	1,083,760	722,887	2,063,759	1,499,081	3,818,166	2,669,450	2,600,000
Costs and operating expenses:
Cost of product revenues	156,757	30,397	258,426	113,337	656,414	16,314
Research and development costs	486,022	1,058,618	1,175,691	2,223,725	4,251,476	5,681,031	6,067,617
Reversal of R&D obligation (see Note 9)	(882,537)		(882,537)
Costs of withdrawn IPO						1,788,609
Selling, general, and administrative	1,803,045	1,105,921	3,143,148	2,341,476	4,831,814	4,698,786	3,595,917
Total costs and operating expenses	1,563,287	2,194,936	3,694,728	4,678,538	9,739,704	12,184,740	9,663,534
Operating loss	(479,527)	(1,472,049)	(1,630,969)	(3,179,457)	(5,921,538)	(9,515,290)	(7,063,534)
Other income (expense):
Gain on change in fair value of derivative liability						1,227,500
Other income (expense), net	(25,795)	(491)	(24,625)	(2,911)	104,850	413,623
Interest income	1,361	1,708	2,980	2,793	3,481	10,403	106,197
Interest expense	(96,018)	(598,450)	(2,421,754)	(1,140,325)	(2,498,204)	(1,590,471)	(152,473)
Loss before taxes					(8,311,411)	(9,454,235)	(7,109,810)
Income tax expense							49,250
Net loss	$ (599,979)	$ (2,069,282)	$ (4,074,368)	$ (4,319,900)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.01)	$ (0.13)	$ (0.12)	$ (0.27)	$ (0.52)	$ (1.4)	$ (1.34)
Weighted average shares outstanding:
Basic and diluted (in Shares)	40,596,069	15,859,990	32,891,808	15,859,990	15,961,371	6,773,714	5,336,633

Statement of Stockholders' Deficit (Interim Period Unaudited) (USD $)	Issued with Convertible Notes Payable [Member] Additional Paid-in Capital [Member] USD ($)	Issued with Convertible Notes Payable [Member] USD ($)	Issued to Placement Agents and Subagents [Member] Additional Paid-in Capital [Member] USD ($)	Issued to Placement Agents and Subagents [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] Common Stock [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] Additional Paid-in Capital [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Convertible Preferred Stock [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Common Stock [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	Non-Employee Share Based Compensation [Member] Additional Paid-in Capital [Member] USD ($)	Non-Employee Share Based Compensation [Member] USD ($)	Settlement of Software License Obligations [Member] Common Stock [Member] USD ($)	Settlement of Software License Obligations [Member] Additional Paid-in Capital [Member] USD ($)	Settlement of Software License Obligations [Member] USD ($)	Purchase for Cash [Member] Common Stock [Member]	Purchase for Cash [Member] Treasury Stock [Member] USD ($)	Purchase for Cash [Member] USD ($)	Purchase through Cancellation of Notes [Member] Common Stock [Member]	Purchase through Cancellation of Notes [Member] Treasury Stock [Member] USD ($)	Purchase through Cancellation of Notes [Member] Receivables from Stockholder [Member] USD ($)	Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] USD ($)	Receivables from Stockholder [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2008																						$ 7,965,000	$ 54,518	$ 25,653,645		$ (573,620)	$ (34,863,904)	$ (1,764,361)
Balances (in Shares) at Dec. 31, 2008																						7,965,000	5,451,777
Employee share-based compensation																								130,587				130,587
Accrued interest on note receivable																										(57,779)		(57,779)
Purchase of treasury stock																	(547,835)	(547,835)		(1,131,399)	1,131,399
Purchase of treasury stock (in Shares)																(129,962)			(195,868)
Issuance of note receivable, stockholder																										(500,000)		(500,000)
Options exercised for cash																							33	10,630				10,663
Options exercised for cash (in Shares)																							3,333					(3,333)
Net loss																											(7,159,060)	(7,159,060)
Balances at Dec. 31, 2009																						7,965,000	54,551	25,794,862	(1,679,234)		(42,022,964)	(9,887,785)
Balances (in Shares) at Dec. 31, 2009																						7,965,000	5,129,280
Employee share-based compensation																								245,462				245,462
Conversion feature of convertible notes payable																								834,555				834,555
Warrants issued																								120,218				120,218
Elimination of fractional shares resulting from the reverse stock split																							(1)	(514)				(515)
Elimination of fractional shares resulting from the reverse stock split (in Shares)																							(103)
Fair value of non-employee share based compensation																							165	29,584				29,749
Non-employee share based compensation (in Shares)																							16,527
Issuance of common stock in connection with the sale of unit securities																							107,143	2,668,157				2,775,300
Issuance of common stock in connection with the sale of unit securities (in Shares)																							10,714,286
Net loss																											(9,454,235)	(9,454,235)
Balances at Dec. 31, 2010																						7,965,000	161,858	29,692,324	(1,679,234)		(51,477,199)	(15,337,251)
Balances (in Shares) at Dec. 31, 2010																						7,965,000	15,859,990
Employee share-based compensation																								989,902				989,902
Conversion feature of convertible notes payable																								163,633				163,633
Proceeds from exercise of warrants																							2,250					2,250
Proceeds from exercise of warrants (in Shares)																							225,000
Warrants issued																								649,734				649,734
Net loss																											(8,311,411)	(8,311,411)
Balances at Dec. 31, 2011																						7,965,000	164,108	31,495,593	(1,679,234)		(59,788,610)	(21,843,143)
Balances (in Shares) at Dec. 31, 2011																						7,965,000	16,084,990
Employee share-based compensation																								543,562				543,562
Conversion feature of convertible notes payable																								383,204				383,204
Warrants issued	383,204	383,204	237,299	237,299
Conversion of convertible securities into common stock					163,977	11,216,232	11,380,209	(7,965,000)	79,650	7,885,350
Conversion of convertible securities into common stock (in Shares)					16,397,727			(7,965,000)	7,965,000
Fair value of non-employee share based compensation											593,999	593,999	15,000	1,647,500	1,662,500
Non-employee share based compensation (in Shares)													1,500,000
Net loss																											(4,074,368)	(4,074,368)
Balances at Jun. 30, 2012																							$ 422,735	$ 54,385,943	$ (1,679,234)		$ (63,862,978)	$ (10,733,534)
Balances (in Shares) at Jun. 30, 2012																							41,947,717

Statements of Cash Flows (Interim Periods Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (4,074,368)	$ (4,319,900)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	212,670	138,965	354,885	266,223	168,710
Expenses paid through the issuance of common stock				29,749
Share-based compensation	1,137,561	508,660	989,902	245,462	130,587
Loss (gain) on change in fair value of derivative liability	26,545			(1,227,500)
Amortization and write-off of debt issuance costs and original issue discounts (see Note 8)	2,057,649	647,529	1,359,687	889,624	98,500
Write-off of costs of withdrawn IPO				1,788,609
Increase (decrease) in cash resulting from changes in:
Accounts receivable	231,732	(23,046)	(370,040)	(31,540)
Inventory	(107,777)	(186,335)	91,519	(1,214,962)	(569,350)
Prepaid expenses and other current assets	(56,435)	9,859	(3,233)	38,487	(83,049)
Other assets	1,281	20,000	4,520	19,520	4,775
Accounts payable and accrued expenses	(1,380,990)	1,024,989	2,244,575	3,543,310	418,970
Related party deferred revenue	(1,300,000)	(1,300,000)	(2,600,000)	(2,600,000)	(2,488,725)
Net cash flows from operating activities	(3,252,132)	(3,479,279)	(6,239,596)	(7,707,253)	(9,478,642)
Cash flows from investing activities:
Purchases of property and equipment	(84,861)	(1,739)	(26,101)	(61,704)	(282,362)
Net cash flows from investing activities	(84,861)	(1,739)	(26,101)	(61,704)	(282,362)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	3,425,000
Proceeds from 2011 junior secured note payable			2,000,000
Net cash flows from financing activities	4,414,470	2,501,000	4,833,860	6,777,142	2,409,332
Proceeds from sale of unit securities				3,000,000
Deposits received for July 2012 offering	989,520
Proceeds from warrant and option exercises		1,000	2,250		10,663
Purchase of treasury stock for cash					(547,835)
Issuance of note receivable, stockholder					(500,000)
Deferred offering costs paid					(53,496)
Net change in cash and cash equivalents	1,077,477	(980,018)	(1,431,837)	(991,815)	(7,351,672)
Cash and cash equivalents, beginning of period	145,478	1,577,314	1,577,314	2,569,129	9,920,801
Cash and cash equivalents, end of period	1,222,955	597,296	145,478	1,577,314	2,569,129
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes				49,250
Interest	11,479
Convertible Notes Payable, Net [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	3,424,950	2,500,000
Related Party Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable					3,500,000
The 2010 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable				3,777,142
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			1,310,000
The 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			$ 1,521,610

NON-CASH TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Cash Flow, Supplemental Disclosures [Text Block]
NON-CASH TRANSACTIONS:

•	In February 2012, the terms of related party notes payable were modified (see Note 6) and accrued interest of $838,601 was added to the principal balances of the original notes.

•
Upon the effectiveness of the Company’s Form 10 registration statement in February 2012, the principal balance of convertible notes payable totaling $10,811,500 and the related accrued interest of $974,311 were converted into shares of the Company’s common stock (see Note 7).  In addition, unamortized debt discounts totaling $405,602 at the conversion date related to the relative fair value of warrants issued in connection with the issuance of the convertible notes (originally accounted for as equity) were offset against additional paid-in capital.

•
In February 2012, warrants with a fair value of $237,299 (recorded as deferred financing costs and additional paid-in capital) were issued to the placement agent and its sub-placement agents in connection with the Company’s sale of units consisting of secured convertible notes and common stock warrants (see Note 7).

•
In January and February 2012, both the $383,204 relative fair value of warrants and the $383,204 intrinsic value of the beneficial conversion feature associated with notes issued by the Company in an offering of units (see Note 7) were recorded as additional paid-in capital and a discount to the convertible notes payable.

•
ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, with costs of $137,156 and $229,062 during the six months ended June 30, 2012 and 2011, respectively.

•
In June 2012, the Company issued 1,500,000 shares of its common stock in exchange for settlement of accounts payable of $612,500 and the purchase of software licenses in the amount of $1,050,000 (see Note 9).

NON-CASH TRANSACTIONS:

•	In December 2009, related party notes receivable and accrued interest in the amount of $1,131,399 were cancelled in exchange for 195,868 shares of treasury stock.

•	At December 31, 2009, deferred offering costs in the amount of $313,007 were included in accrued expenses.

•
In 2010, warrants (recorded as deferred financing costs and additional paid-in capital) were issued with a fair value of $120,218 to the placement agent in connection with the sale of the senior unsecured convertible notes.

•
Both the, $163,633 fair value of warrants and the $163,633 intrinsic value of the beneficial conversion feature associated with notes issued in the 2011 junior secured convertible notes (see Note 8) were recorded as additional paid-in capital and a discount to the convertible notes payable.

•
ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, during the years ended December 31, 2011 and 2010 with costs of $550,105 and $173,870, respectively,

•	At December 31, 2011, placement agent fees recorded as deferred costs associated with the 2011 Unit Offering (see Note 8) in the amount of $66,500 were included in accrued expenses.

Description of the Business and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Operations [Text Block]
1.   Description of the Business and Management’s Plans

MRI Interventions, Inc. (the “Company”) is a medical device company that is focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures. The Company was incorporated in the State of Delaware on March 12, 1998.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration (“FDA”) to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC”), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

Basis of Presentation and Use of Estimates

In the opinion of management, the accompanying unaudited condensed financial statements (“condensed financial statements”) have been prepared on a basis consistent with the Company’s December 31, 2011 audited financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary to fairly state the information set forth therein. The condensed financial statements have been prepared in accordance with the SEC’s rules for interim financial information, and, therefore, omit certain information and footnote disclosure necessary to present the statements in accordance with generally accepted accounting principles in the United States (“GAAP”). These condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in Amendment No. 2 to the Company’s Form 10 filed with the SEC on February 28, 2012. The accompanying condensed balance sheet as of December 31, 2011 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for complete financial statements. The results of operations for the three and six month periods ended June 30, 2012 may not be indicative of the results to be expected for the entire year or any future periods.

Liquidity and Management’s Plans

Since inception, the Company has financed its activities principally from the sale of equity securities, borrowings, and license arrangements.   In July 2012, the Company completed a private offering (see Note 10) in which it sold securities for net proceeds of approximately $5,520,000 ($989,520 of which was received prior to June 30, 2012 in anticipation of the July closing). The Company intends to fund its future commercialization and development activities and its working capital needs largely from borrowings and/or from the sale of equity securities until funds provided by operations are sufficient to meet working capital requirements. Management believes that the Company’s existing cash resources, including funds received in July 2012, together with cash generated from sales of products, will be sufficient to meet anticipated cash requirements through the first quarter of 2013. There can be no assurance that the Company will be successful in meeting its financing requirements on reasonably commercial terms, or at all, or that the Company will generate revenues sufficient to cover its costs.

The accompanying condensed financial statements have been prepared assuming the Company will continue as a going concern. For the six month period ended June 30, 2012 and for the years ended December 31, 2011 and 2010, the Company incurred net losses of $4,074,368, $8,311,410, and $9,454,235, respectively, and the cumulative net loss since the Company’s inception through June 30, 2012 is $63,862,978, which has resulted in a negative working capital position of $6,206,466 at June 30, 2012. In view of these matters, the ability of the Company to continue as a going concern is dependent upon its ability to generate additional financing sufficient to commercialize its  developed products, support its research and development activities and obtain future regulatory clearances or approvals,  and ultimately to generate revenues sufficient to cover all costs.

In December 2011, the Company filed a Registration Statement on Form 10 (“Form 10”) with the Securities and Exchange Commission (the “SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). On February 27, 2012, the Form 10 became effective.  As such, the Company became a public reporting company subject to the periodic reporting requirements of the Exchange Act.

1. Description of the Business and Management’s Plans

MRI Interventions, Inc. (the “Company”), formerly SurgiVision, Inc., was formed on March 12, 1998. The Company registered its name change with the state of Delaware, where the Company is incorporated, in May 2011.

The Company operates in the medical device industry and is focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration, or the FDA, to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

Liquidity and Management’s Plans

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. For the years ended December 31, 2011, 2010 and 2009, the Company incurred net losses of $8,311,410, $9,454,235, and $7,159,060, respectively, and the cumulative net loss since the Company’s inception through December 31, 2011 is $59,788,609, which has resulted in a negative working capital position of $13,053,306 at December 31, 2011. In view of these matters, the ability of the Company to continue as a going concern is dependent upon its ability to generate additional financing sufficient to commercialize its developed products, support its research and development activities and obtain future regulatory clearances or approvals, and ultimately to generate revenues sufficient to cover all costs.

Since inception, the Company has financed its activities principally from the sale of equity securities, borrowings, and license arrangements. The Company recently completed a private offering of its securities (see Note 8) in which it received net proceeds, before expenses, of approximately $4,887,000, of which approximately $3,425,000 was received subsequent to December 31, 2011. The Company intends to finance its future commercialization and development activities and its working capital needs largely from borrowings and from the sale of equity securities until funds provided by operations are sufficient to meet working capital requirements. In December 2011, the Company filed a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Upon the effectiveness of the Form 10 registration statement, the Company will become a public reporting company subject to the periodic reporting requirements of the Exchange Act. There can be no assurance that the Company will be successful in achieving its financing goals on reasonable commercial terms, if at all, or that the Company will generate revenues sufficient to cover its costs.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.   Summary of Significant Accounting Policies

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”).

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at June 30, 2012:

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,469,704
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	192,120	1,832,102

The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.  The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.  This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company’s common stock.

See Note 6 for fair value information related to the Company’s derivative liability.

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.  The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Revenue Recognition

The Company’s revenues arise from: (1) sales of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all product sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sales of ClearPoint system reusable components — Revenues related to sales of ClearPoint system reusable components are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the system installation. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable. ClearPoint system reusable components sales were approximately $87,000 and $91,000 during the six months ended June 30, 2012 and 2011, respectively.

(2) Sales of ClearPoint disposable products— Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer’s location, based on the specific terms with that customer.

(3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

•
Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December 31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December 31, 2012, the related party deferred revenue related to this agreement will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December 31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro.

The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services.

Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

•
Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements are recognized upon receipt in accordance with the Company’s revenue recognition policy. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

•
Service Revenues - In September 2011, the Company entered into an agreement to provide development services to a third party.  Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),  plus an overhead markup of the direct internal labor costs incurred.  Revenue is recognized in the period in which the Company incurs the related costs. During the six months ended June 30, 2012, the Company recorded development service revenues of approximately $241,000 related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by a purchase order. During the six months ended June 30, 2012, the Company recorded revenues totaling $10,000 for such services.

Net Loss Per Share

The Company calculated net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common  stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included  in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	Three and Six Months Ended June 30,
	2012	2011
Stock options	6,111,127	3,762,477
Warrants	6,258,648	435,986
Shares under convertible note agreements	4,287,695	8,524,756
	16,657,470	12,723,219

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC 718, Compensation – Stock Compensation. Under ASC 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company’s share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated option term and risk-free interest rate during the expected term. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the SEC’s Staff Accounting Bulletin 107, or SAB 107. The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available.

The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Privately-Held Equity Securities

Determining the fair value of privately held stock requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, it used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities were issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering (“IPO”) price of the Company’s common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.  Prior to the time the Company’s stock was publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“stock based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time. The Company intends to include the prices of public trading of its common stock as a key input going forward in determining fair value for stock based transactions.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards (“IFRS”). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the six months ended June 30, 2012, and the adoption of this guidance had no impact on the Company’s results of operations or financial position and is not expected to have an impact on the Company’s future results of operations or financial position.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and should be applied prospectively. As this guidance is only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the balance sheet as of June 30, 2012.

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation (“FDIC”). At December 31, 2011 no amounts on deposit were in excess of FDIC limits.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, product liability and the need to obtain additional financing. The Company’s products include components subject to rapid technological change. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results. While the Company has ongoing programs to minimize the adverse effect of such uncertainty and considers technological change in estimating the net realizable value of its inventory, uncertainty continues to exist.

Receivables at December 31, 2011 and all product revenues for 2011 relate to sales to a limited number of hospital customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Sales to five of these hospital customers each represented between 12% and 17% of total product sales. Product revenues for 2010 all related to sales to two U.S. hospitals. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses to date.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including its derivative liability. Generally accepted accounting principles for fair value measurement provide a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”). The Company measures the fair value of its derivative liability (see Note 6) on a recurring basis using Level 3 inputs. The fair value of the Company’s derivative liability was $0 at December 31, 2011 and 2010.

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The fair values of the Company’s notes payable differ from their carrying values primarily as the result of certain unamortized debt discounts that have been recorded as it relates to those debt instruments as well as a less than market contract interest rate associated with the 2010 junior secured notes payable issued by the Company in 2010. The fair values of all outstanding notes payable other than the 2010 junior secured notes payable were determined to be equal to the face value of the notes payable as the contractual interest rate approximated the market interest rate. Since the contractual interest rate on the 2011 junior secured notes payable is 3.5% per year, the Company determined the fair value of these notes by discounting the face value utilizing an estimated market interest rate of 10%. The carrying values and estimated fair values of notes payable are as follows at December 31, 2011:

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$3,500,000	$3,500,000
2010 unsecured convertible notes payable	3,953,595	4,071,000
2010 junior secured notes payable	194,314	1,746,222
2011 related party unsecured convertible notes payable	877,294	1,310,000
2011 junior secured note payable	2,000,000	2,000,000
2011 junior secured convertible notes payable	1,308,390	1,625,000

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property and Equipment

Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Licenses

Licenses are recorded at cost and are amortized using the straight-line method over their estimated useful lives. The carrying value of licenses at December 31, 2011 and 2010 was $27,000 and $45,000, respectively, net of accumulated amortization of $63,000 and $45,000 at those respective dates. Future amortization under licenses is expected to be approximately $18,000 annually through June 2013. One of the licenses contains a requirement to pay the licensor an additional $40,000 upon the issuance of a certain patent. The license arrangements also require certain minimum royalty payments to the licensor (see Note 12).

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment) whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. When this occurs, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses to date.

Revenue Recognition

The Company’s revenues arise from: (1) the sale of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sale of ClearPoint system reusable components — Revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable.

(2) Sales of ClearPoint disposable products— Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system, which occurs after the system installation is completed for a given customer, are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer’s location, based on the specific terms with that customer.

(3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

•
Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December 31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December 31, 2012, the related party deferred revenue related to this contract will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December 31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro.

The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services.

Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

•
Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements are recognized upon receipt in accordance with the Company’s revenue recognition policy. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary costs for research and development personnel, costs for materials used in research and development activities and costs for outside services.

Costs of Withdrawn IPO

In December 2009, the Company filed a registration statement with the SEC relating to the initial public offering (“IPO”) of shares of the Company’s common stock. In September 2010 the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred during 2009 totaling $366,503 and costs incurred during 2010 related to the IPO effort are recorded as costs of withdrawn IPO in the statement of operations for the year ended December 31, 2010.

Other Income (Expense)

During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code. Included in net other income for the year ended December 31, 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes. Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date.

Due to uncertainty surrounding realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced.

Net Loss Per Share

The Company calculated net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	Years Ended December 31,
	2011	2010	2009
Stock options	3,679,977	3,762,477	669,777
Warrants	1,922,944	435,986	410,542
Convertible preferred shares	1,991,250	1,991,250	1,991,250
Shares under convertible note agreements	1,046,263	997,678	444,247
	8,640,434	7,187,391	3,515,816

The table above excludes the potential impact of convertible notes payable issued by the Company in 2011 (see Notes 7, 8, and 9) that have conversion features which are contingent upon the occurrence of a future event. In addition, the conversion ratios related to the convertible preferred shares and convertible notes reflected in the table above will be different upon the effectiveness of the Company’s Form 10 registration statement (see Notes 7 and 9).

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC Topic 718 “Compensation – Stock Compensation.”. Under ASC Topic 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company’s share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the estimated stock price volatility, estimated option term and risk free interest rate during the expected term. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the Securities and Exchange Commission’s Staff Accounting Bulletin 107, or SAB 107. The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company’s share-based compensation arrangements. As the Company has been operating as a private company, it was unable to use actual price volatility and option life data as input assumptions within its Black-Scholes valuation model. Prior to October 2009, the Company used expected volatilities based on the historical volatility of the industry sector in which the Company operates, in accordance with the guidance set forth in ASC Topic 718. Beginning in October 2009, the Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share price becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Privately-Held Equity Securities

The fair values of the common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities, were estimated by management, with input from a third-party valuation specialist.

Determining the fair value of stock requires making complex and subjective judgments. The Company has used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities are issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders or the once anticipated IPO price of the Company’s common stock. Once the Company began the process of preparing for its IPO, the Company began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company thereafter used the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with ASC Topic 815, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statement of operations unless the derivatives qualify for hedge accounting. At December 31, 2011 and 2010, the Company did not have any derivative instruments that were designated as hedges.

New Accounting Pronouncements

In April 2010, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No. 2010-17 (“ASU 2010-17”) which provided guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. ASU 2010-17 is effective prospectively for milestones achieved in fiscal years and interim periods within those years beginning on or after June 15, 2010. The adoption of this standard on January 1, 2011 did not have any impact on the Company’s financial statements.

In May 2011, the FASB, issued additional guidance on fair value measurements. The updated guidance provides a consistent definition of fair value and aligns the fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards, or IFRS, amends certain guidance primarily related to fair value measurements for financial instruments, and enhances disclosure requirements particularly for Level 3 fair value measurements. The guidance is effective prospectively for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between U.S. GAAP and IFRS. This guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company does not believe the adoption of this guidance will have a material impact on its results of operations or financial position.

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
3.   Inventory

Inventory consists of the following as of:

	June 30,	December 31,
	2012	2011
Work in process	$331,630	$454,366
Software	449,500	467,000
Finished goods	158,309	47,452
Inventory included in current assets	939,439	968,818
Software license inventory	1,137,500	-
	$2,076,939	$968,818

3. Inventory Inventory consists of the following as of December 31:
	2011	2010
Work in process	$454,366	$662,988
Software (Note 11)	467,000	664,300
Finished goods	47,452	283,154
	$968,818	$1,610,442

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.   Property and Equipment

Property and equipment consist of the following as of:

	June 30,	December 31,
	2012	2011

Equipment	1,010,608	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	106,557	101,482
Loaned systems	861,131	723,975
	2,240,908	2,023,000
Less accumulated depreciation and amortization	(1,003,731)	(804,170)
Total property and equipment, net	1,237,177	$1,218,830

Depreciation and amortization expense for property and equipment for the six months ended June 30, 2012 and 2011 was $203,670 and $129,965, respectively. The Company may loan the reusable components of a ClearPoint system to a customer to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $861,131 and $723,975 of loaned systems at June 30, 2012 and December 31, 2011, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At June 30, 2012 and December 31, 2011, accumulated depreciation on loaned systems was $154,587 and $73,846, respectively.

4. Property and Equipment

Property and equipment consist of the following as of December 31:

	2011	2010
Equipment	$934,253	$906,485
Furniture and fixtures	106,054	106,053
Leasehold improvements	157,236	157,236
Computer equipment and software	101,482	103,150
Loaned systems	723,975	173,870
	2,023,000	1,446,794
Less accumulated depreciation and amortization	(804,170)	(467,285)
Total property and equipment, net	$1,218,830	$979,509

Depreciation and amortization expense for the years ended December 31, 2011, 2010, and 2009 was $336,885, $246,331, and $150,710, respectively.

The Company may loan the reusable components of a ClearPoint system to a customer. Any such customer uses the loaned ClearPoint system to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $723,975 and $173,870 of loaned systems at December 31, 2011 and 2010, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At December 31, 2011, accumulated depreciation on loaned systems was $73,846; at December 31, 2010 no depreciation expense had been recorded on loaned systems as these systems had been shipped to customers, but were not yet installed.

Related Party License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
5.   Related Party License Agreements

License and development agreements have been entered into with affiliates of BSC. Because an affiliate of BSC is a stockholder of the Company and such affiliate of BSC has a representative that has been elected to serve on the Company’s board of directors, management has deemed all transactions with BSC and its affiliates to be of a related party nature.

BSC Neuro Agreement

On December 30, 2005, the Company entered into definitive license and development agreements (collectively, as amended, the “BSC Neuro Agreement”) with Advanced Bionics Corporation, an affiliate of BSC. Advanced Bionics Corporation subsequently changed its name to Boston Scientific Neuromodulation Corporation (“BSC Neuro”). Under the BSC Neuro Agreement, the Company granted BSC Neuro an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property, in the neuromodulation field, to make, use, import, lease and sell neuro-related leads, neuro-related lead extensions, and neuro-related lead-type devices, such as implantable pulse generators.

In connection with the February 2012 modification of the BSC Notes (see Note 6), the Company and BSC Neuro also amended the terms of the BSC Neuro Agreement.  The amended terms included a reduction in the amount BSC Neuro could be required to pay the Company in future milestone-based payments associated with successful development and regulatory approval of the leads, from an original maximum amount of $1,600,000 to an amended maximum amount of $800,000. Under the BSC Neuro Agreement, BSC Neuro is obligated to pay royalties to the Company based on BSC Neuro’s net sales of licensed products, as defined by the agreement. In addition to the reduction in potential milestone-based payments, the amendment to the BSC Neuro Agreement also reduced by half the royalty rates used in calculating such royalty payments due to the Company.  Furthermore, the amended BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the BSC Notes remain outstanding (see Note 6).  If the Company does not meet those requirements while the BSC Notes are outstanding, the Company will be required to assign certain patents and patent applications to BSC Neuro.  However, upon any such assignment to BSC Neuro, BSC Neuro will grant to the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.

The Company did not receive any up-front license payments pursuant to the BSC Neuro Agreement. In addition to other potential payments under the agreement as described above, the Company could receive over $500,000 in incentive payments for incremental development work, but only if and to the extent BSC Neuro requests the Company to perform such work. The BSC Neuro Agreement requires specified milestones in the development of an MRI-safe implantable lead to be achieved by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. As of June 30, 2012, the Company has received approximately $750,000 of payments from BSC Neuro which would be subject to the repayment obligation described above. In addition, the Company would be responsible to reimburse BSC Neuro for out of pocket costs incurred by BSC Neuro in prosecuting patent applications and maintaining issued patents for the licensed technologies. As discussed in Note 2, Revenue Recognition, all amounts received have been recorded as deferred revenue.

BSC Cardiac Agreement

Effective March 19, 2008, the Company entered into definitive license and development agreements (collectively the “BSC Cardiac Agreement”) with Cardiac Pacemakers, Inc. (“BSC Cardiac”), an affiliate of BSC. Under the BSC Cardiac Agreement, the Company granted BSC Cardiac an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property rights, in the field of implantable medical leads for cardiac applications, to make, have made, use, promote, market, import, distribute, lease, sell, offer for sale and commercialize products in the licensed field of use. The Company is required to continue to investigate the feasibility of its technology and, upon successful completion of feasibility studies, to work with BSC Cardiac to develop this technology for different types of MRI-compatible and MRI-safe implantable cardiac leads.

Pursuant to the BSC Cardiac Agreement, in addition to prospective royalty payments on net sales of licensed products, the Company received non-refundable licensing fees totaling $13,000,000 in 2008, and the Company could receive up to $20,000,000 in future milestone-based payments associated with the successful development and regulatory approval of the implantable cardiac leads, subject to certain patents being issued on patent applications licensed to BSC Cardiac. The Company initially recorded the payment of up-front licensing fees as deferred revenue and is recognizing revenue over the five year estimated period of continuing involvement (see Note 2, Revenue Recognition). The Company determined the five year estimated period of continuing involvement based upon the Company’s internal development plan and projected timeline for the different implantable cardiac leads. The Company reevaluates its estimated remaining period of continuing involvement at each reporting period, and any changes will be incorporated into the determination of revenue recognition on a prospective basis.

Except as set forth below, the licensing provisions of the BSC Cardiac Agreement will terminate upon the expiration of the last issued patent that is licensed under the agreement, and the development provisions of the BSC Cardiac Agreement will expire upon FDA approval of a design for each of the different lead types described in the agreement. BSC Cardiac has the one-time option, within 60 days after successful completion of the first cardiac lead feasibility study, to cease further development work and to terminate the provisions of the BSC Cardiac Agreement. If BSC Cardiac elects to exercise its option under the BSC Cardiac Agreement to terminate further development efforts, the license the Company granted to BSC Cardiac will automatically become non-exclusive with respect to certain of the intellectual property, other intellectual property will be removed from the scope of the license and revert to the Company,  and BSC Cardiac will not be obligated to pay the Company any future royalties on net sales of products containing intellectual property that remains subject to the non-exclusive license. Likewise, any unachieved future milestone-based payments will not be due to the Company.

5. Related Party License Agreements

License and development agreements have been entered into with affiliates of BSC. Because an affiliate of BSC is a stockholder of the Company and such affiliate of BSC has a representative that has been elected to serve on the Company’s board of directors, management has deemed all transactions with BSC and its affiliates to be of a related party nature.

BSC Neuro Agreement

On December 30, 2005, the Company entered into definitive license and development agreements (collectively, as amended, the “BSC Neuro Agreement”) with Advanced Bionics Corporation, an affiliate of BSC. Advanced Bionics Corporation subsequently changed its name to Boston Scientific Neuromodulation Corporation (“BSC Neuro”). Under the BSC Neuro Agreement, the Company granted BSC Neuro an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property, in the neuromodulation field, to make, use, import, lease and sell neuro-related leads, neuro-related lead extensions, and neuro-related lead-type devices, such as implantable pulse generators.

Under the BSC Neuro Agreement, in addition to prospective royalty payments on net sales of licensed products, the Company could receive up to $1,600,000 in future milestone-based payments associated with successful development and regulatory approval of the leads (see Note 13 for modification of these terms). The Company did not receive any up-front license payments pursuant to this agreement. In addition, the Company could receive over $500,000 in incentive payments for incremental development work, but only if and to the extent BSC Neuro requests the Company to perform such work. This agreement requires specified milestones in the development of an MRI-safe implantable lead to be achieved by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. As of December 31, 2011, the Company has received approximately $750,000 of payments from BSC Neuro which would be subject to the repayment obligation described above. In addition, the Company would be responsible to reimburse BSC Neuro for out of pocket costs incurred by BSC Neuro in prosecuting patent applications and maintaining issued patents for the licensed technologies. As discussed in Note 2, Revenue Recognition, all amounts received have been recorded as deferred revenue.

BSC Cardiac Agreement

Effective March 19, 2008, the Company entered into definitive license and development agreements (collectively the “BSC Cardiac Agreement”) with Cardiac Pacemakers, Inc. (“BSC Cardiac”), an affiliate of Boston Scientific Corporation. Under the BSC Cardiac Agreement, the Company granted BSC Cardiac an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property rights, in the field of implantable medical leads for cardiac applications, to make, have made, use, promote, market, import, distribute, lease, sell, offer for sale and commercialize products in the licensed field of use. The Company is required to continue to investigate the feasibility of its technology and, upon successful completion of feasibility studies, to work with BSC Cardiac to develop this technology for different types of MRI-compatible and MRI-safe implantable cardiac leads.

Pursuant to the BSC Cardiac Agreement, in addition to prospective royalty payments on net sales of licensed products, the Company received non-refundable licensing fees totaling $13,000,000 in 2008, and the Company could receive up to $20,000,000 in future milestone-based payments associated with the successful development and regulatory approval of the implantable cardiac leads, subject to certain patents being issued on patent applications licensed to BSC Cardiac. The Company initially recorded the payment as deferred revenue and is recognizing revenue over the five year estimated period of continuing involvement (see Note 2, Revenue Recognition). The Company determined the five year estimated period of continuing involvement based upon the Company’s internal development plan and projected timeline for the different implantable cardiac leads. The Company reevaluates its estimated remaining period of continuing involvement at each reporting period, and any changes will be incorporated into the determination of revenue recognition on a prospective basis.

Except as set forth below, the licensing provisions of the BSC Cardiac Agreement will terminate upon the expiration of the last issued patent that is licensed under the agreement, and the development provisions of the BSC Cardiac Agreement will expire upon FDA approval of a design for each of the different lead types described in the agreement. BSC Cardiac has the one-time option, within 60 days after successful completion of the first cardiac lead feasibility study, to cease further development work and to terminate the provisions of the BSC Cardiac Agreement. If BSC Cardiac elects to exercise its option under the BSC Cardiac Agreement to terminate further development efforts, the license the Company granted to BSC Cardiac will automatically become non-exclusive with respect to certain of the intellectual property, other intellectual property will be removed from the scope of the license and revert to the Company, and BSC Cardiac will not be obligated to pay the Company any future royalties on net sales of products containing intellectual property that remains subject to the non-exclusive license. Likewise, any unachieved future milestone-based payments will not be due to the Company.

Remaining related party deferred revenue is presently expected to be recognized as revenue as follows:

Years ending December 31,
2012	2,600,000
2013	1,396,374
$3,996,374

Related Party Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Notes Payable [Text Block]
6.   Related Party Notes Payable

Related Party BSC Convertible Notes Payable

In October 2009, the Company entered into a convertible note payable arrangement with BSC. During October, November and December 2009, the Company borrowed an aggregate of $3,500,000 from BSC under this arrangement pursuant to three convertible notes payable (the “BSC Notes”). These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced.  Effective February 2, 2012, the Company entered into a loan modification (also see Note 5) with BSC pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per year to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014).  As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to BSC was $4,338,601.  Pursuant to ASC 470-60, Troubled Debt Restructurings by Debtors, the loan modification was considered a “Troubled Debt Restructuring.” However, because the total future cash payments required under the new terms of the BSC Notes were not reduced from what was owed at the time of the loan modification, no gain was recorded under Troubled Debt Restructuring accounting.

The Company will be required to prepay all or a portion of the BSC Notes upon the consummation of any future “qualified financing,” which is defined as any equity financing in which shares of the Company’s preferred stock are issued  in exchange for cash proceeds. Upon consummation of a qualified financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson, or any of their respective subsidiaries or affiliates, up to 100% of the cash proceeds from such qualified financing must be used to prepay the outstanding balance of the BSC Notes. Upon consummation of a qualified financing from any other investor, up to 25% of the cash proceeds from such qualified financing must be applied by the Company to prepay the outstanding balance of the BSC Notes. The Company has not conducted a qualified financing since entering into the loan arrangement with BSC under which the Company issued the BSC Notes. The Company can prepay the BSC Notes at any time. Each of the BSC Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (which is defined as a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000), into one share of the Company’s  preferred stock at a conversion price equal to the lower of $8.00 per share or the price per share paid by investors in a future qualified financing  conducted  by the Company.  In the event BSC elected to convert the BSC Notes into shares of preferred stock other than in the context of a qualified financing, each such share of preferred stock would initially be convertible into one share of the Company’s common stock. The BSC Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the BSC Notes under ASC Topic 815 and determined, based upon the conversion price reset provision that the conversion feature should be accounted for as a derivative liability (see Note 2, Summary of Significant Accounting Policies – Fair Value Measurements). Under this guidance the conversion feature was initially measured at fair value upon the issuance of the BSC Notes and has been adjusted to the current fair value at the end of each reporting period. Changes in fair value are recorded in other income (expense) in the related statements of operations. The Company calculated the fair value of this derivative liability utilizing the Black-Scholes pricing model. The assumptions used in calculating the fair value of the derivative liability using this model as were as follows:

	June 30, 2012	December 31, 2011
Dividend yield	0%	0%
Expected volatility	42.95%	46.58%
Risk free interest rate	0.37%	0.25%
Expected remaining term (years)	2.4	0.15
Common stock price	$2.30	$0.60

The Company recognized a loss in its statements of operations of $26,545 during the three and six months ended June 30, 2012 as the fair value of the derivative liability was $26,545 at June 30, 2012, and nil at March 31, 2012 and December 31, 2011. The fair value of the derivative liability was measured using Level 2 inputs at June 30, 2012 and Level 3 inputs for all prior reporting periods.

Related Party 2011 Unsecured Convertible Notes Payable

In June through September 2011, the Company issued unsecured convertible notes (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 to six non-employee directors of the Company. The note holders also received warrants to purchase 1,310,000 shares of the Company’s common stock in the aggregate. The Summer 2011 Notes had two-year maturities and accrued interest at 15% per year. The warrants were fully vested upon issuance, have a term of two years, and have an exercise price of $0.01 per share. The original terms of the Summer 2011 Notes provided for automatic conversion of the notes into shares of the Company’s common stock upon consummation of an initial public offering of shares of the Company’s common stock, based on a conversion price equal to 60% of the public offering price. In addition, the original terms of the Summer 2011 Notes provided for optional conversion of the notes, at the election of the note holder, upon consummation of a reverse merger of the Company into a public shell company, based on a conversion price equal to 60% of the fair market value of the Company’s common stock at the time of the merger. The Summer 2011 Notes were amended in December 2011 to provide for automatic conversion of the principal and all accrued interest into shares of the Company’s common stock upon the effectiveness of a Form 10 filed by the Company with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the Summer 2011 Notes, representing an aggregate of $1,425,865 in principal and accrued interest, were converted into 2,376,447 shares of the Company’s common stock.  In conjunction with the conversion of the Summer 2011 Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options, and wrote-off the unamortized discount of $405,602 associated with the relative fair value of the warrants, which were issued with the Summer 2011 Notes, against additional paid-in capital.

The table below summarizes related party notes payable at:

	June 30,	December 31,
	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
BSC Notes - unamortized discount	-	-
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

6. Related Party Notes Payable

Related Party BSC Convertible Notes Payable

In October 2009, the Company entered into a convertible note payable arrangement with BSC. During October, November and December of 2009, the Company borrowed an aggregate of $3,500,000 from BSC under this arrangement. These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced. At December 31, 2011 BSC had extended the due dates of the notes to January 16, 2012 (see Note 13 for subsequent modification of the terms of the BSC Notes).

The Company will be required to prepay all or a portion of the convertible notes payable (the “BSC Notes”) upon the consummation of any qualified financing, which is defined as any equity financing in which shares of the Company’s preferred stock are issued in exchange for cash proceeds. Upon consummation of a qualified financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson, or any of their respective subsidiaries or affiliates, up to 100% of the cash proceeds from such qualified financing must be used to prepay the outstanding principal and accrued interest of the BSC Notes. Upon consummation of a qualified financing from any other investor, up to 25% of the cash proceeds from such qualified financing must be applied by the Company to prepay the outstanding principal and accrued interest of the BSC Notes. The Company has not conducted a qualified financing since entering into the agreement related to the BSC Notes. The Company can prepay the BSC Notes at any time. The principal and interest outstanding on each of the BSC Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000) into one share of the Company’s preferred stock at a conversion price equal to the lower of $8.00 per share, or the price per share paid by investors in a future preferred stock financing conducted by the Company prior to the qualified public offering. The terms of the preferred stock into which BSC may elect to convert the BSC Notes, other than in the context of a qualified financing, must be agreed upon between the Company and BSC. The BSC Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the BSC Notes under ASC Topic 815 and determined, based upon the conversion price reset provision that the conversion feature should be accounted for as a derivative liability (see Note 2, Fair Value Measurements). Under this guidance the conversion feature was initially measured at fair value upon the issuance of the BSC Notes and will be adjusted to the current fair value at the end of each reporting period. Changes in fair value will be recorded as other income (expense) in the related statement of operations. The Company calculated the fair value of this derivative liability utilizing the Black-Scholes pricing model. The assumptions used in calculating the fair value of the derivative liability using this model as of the transaction date and December 31, 2011 and 2010 were as follows:

	December 31,		Transaction
	2011	2010	Date
Dividend yield	0%	0%	0%
Expected volatility	46.58%	44.84%	38.28%
Risk free interest rate	0.25%	0.61%	1.14%
Expected remaining term (years)	0.15	0.75	2
Common stock price	$0.60	$1.80	$9.64

There was no adjustment of the derivative liability of $1,227,500 at December 31, 2009 because the change in its fair value from the transaction date was insignificant. At December 31, 2011 and 2010, the fair value of the derivative liability was $0 (using Level 3 Inputs). Accordingly, the $1,227,500 decrease in fair value during the year ended December 31, 2010 was recorded as a gain in the 2010 statement of operations.

The proceeds from the transaction were allocated as follows:

Financial Instrument:
Related party convertible notes payable	$2,272,500
Derivative liability	1,227,500
$3,500,000

The discount on the BSC Notes was amortized through charges to interest expense based upon the effective interest method through the date of maturity. The unamortized discount at December 31, 2011 and 2010 was $0 and $653,236, respectively.

Related Party 2011 Unsecured Convertible Notes Payable

In June through September 2011, the Company issued unsecured convertible notes (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 to six non-employee directors of the Company. The note holders also received warrants to purchase 1,310,000 shares of the Company’s common stock in the aggregate. The Summer 2011 Notes mature June through September 2013, unless earlier converted, and accrue interest at 15% per year. The warrants vest immediately, have a term of five years, and have an exercise price of $0.01 per share. The original terms of the Summer 2011 Notes provide for automatic conversion of the notes into shares of the Company’s common stock upon consummation of an initial public offering of shares of the Company’s common stock, based on a conversion price equal to 60% of the public offering price. In addition, the original terms of the Summer 2011 Notes provide for optional conversion of the notes, at the election of the note holder, upon consummation of a reverse merger of the Company into a public shell company, based on a conversion price equal to 60% of the fair market value of the Company’s common stock at the time of the merger. To the extent not previously converted, the original terms of the Summer 2011 Notes provide for automatic conversion of the notes in the event the Company completes a reverse merger transaction with a public shell company and thereafter closes an equity financing that results in gross proceeds of at least $5,000,000, based on a conversion price equal to 60% of the price paid by investors in the equity financing. The Summer 2011 Notes were amended in December 2011 to provide that the principal and all accrued interest under the notes will automatically convert into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. The Company filed a Form 10 registration statement with the SEC in December 2011, and the Company expects that its Form 10 registration statement will be effective on February 27, 2012. At that time, the Summer 2011 Notes will convert into shares of the Company’s common stock.

The Company analyzed the terms of the warrants based on the provisions of ASC Topic 480 and determined that they qualified for equity accounting. Under guidance in ASC 470, the Company allocated the $1,310,000 in proceeds proportionately between the Summer 2011 Notes and the common stock warrants issued to the note holders based on their relative fair values. The relative fair value of the common stock warrants, $486,102, was recorded as additional paid in capital. The Summer 2011 Notes were recorded at the principal amount of $1,310,000 less a discount of $486,102. This discount is being amortized to interest expense over the term of the Summer 2011 Notes using the effective interest method. The fair value of the Summer 2011 Notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the $0.01 common stock warrants was determined using the Black-Scholes pricing model. The assumptions used in calculating the fair value of the warrants were a dividend yield of 0%, expected volatility of approximately 43%, risk free interest rates between 0.21% and 0.45%, an expected term of 2 years, and a $0.60 per share price of the Company’s common stock. The Company determined the fair value of its common stock to be $0.60 per share at each of the dates the warrants were issued.

Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
7.   Convertible Notes Payable

 2010 Unsecured Convertible Notes Payable

In March 2010, the Company issued 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The original terms of the March 2010 Notes provided for a mandatory conversion feature upon the closing of an initial public offering of the Company’s common stock that would automatically convert the outstanding principal amount of the notes into shares of the Company’s common stock at the lesser of $8.00 per share or 80% of the public offering price, subject to a minimum $4.00 per share conversion price. In addition, the original terms of the March 2010 notes permitted note holders to convert the outstanding principal into shares of the Company’s common stock at any time, based on a conversion price of $8.00 per share, subject to certain adjustments. The March 2010 Notes were scheduled to mature in March 2012. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. In late 2011 and early 2012, all of the March 2010 Notes were amended to provide for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 filed by the Company with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the March 2010 Notes, representing an aggregate of $4,868,017 in principal and accrued interest, were converted into 4,868,041 shares of the Company’s common stock.  In conjunction with the conversion of the March 2010 Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options, and charged to interest expense the associated unamortized discount of $13,500 and the unamortized deferred offering costs of $13,883.

2011 Unit Offering Notes

In October 2011, the Company initiated a private placement of securities in which the Company offered units, each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes were scheduled to mature three years from the date of issuance and accrued interest at 10% per year. Per the terms of the 2011 Unit Offering Notes, all principal and accrued interest automatically converted into shares of the Company’s common stock based on a conversion price of $0.60 per share on the effective date of the Company’s Form 10, which was February 27, 2012. The warrants were fully vested upon issuance, have a term of five years, and have an exercise price of $0.75 per share. Upon completion of the unit offering in February 2012, the Company had sold 54.305 units resulting in the issuance of convertible notes in the aggregate principal amount of $5,430,500 and warrants to purchase 2,715,250 shares of common stock under the terms described above. Of the 54.305 units sold, 38.055 units were sold after December 31, 2011. The Company’s placement agent for the unit offering, and its sub-placement agents, received an aggregate cash fee equal to 10% of the gross proceeds from the offering, as well as warrants to purchase an aggregate of 941,288 shares of the Company’s common stock, which represented 8% of the aggregate number of shares of common stock issuable upon conversion of the 2011 Unit Offering Notes and exercise of the warrants sold in the unit offering, at the time of issuance.  The warrants issued to the placement agent and its sub-placement agents have an exercise price of $0.60 per share.  The fair value of these warrants of $237,299 was calculated using the Black-Scholes pricing model assuming a dividend yield of 0%, an expected volatility of 48%, a risk free interest rate of 0.89% and an expected life of five years.  The $237,299 was recorded as a deferred offering cost to be amortized to interest expense using the effective interest method over the term of the 2011 Unit Offering Notes.

Utilizing guidance in ASC 470-20, the Company initially allocated the proceeds from the sale of the units on a relative fair value basis between the convertible notes and the warrants issued. Using the relative fair value of the notes, an effective conversion price was determined which resulted in a beneficial conversion feature (“BCF”). The fair value of the warrants was calculated using the Black-Scholes pricing model assuming a dividend yield of 0%, an expected volatility of 49%, a risk free interest rate of 0.93% and an expected life of five years. The relative fair value of the warrants issued and the intrinsic value of the BCF, which were $383,204 each for the units issued in 2012, were recorded as increases to additional paid-in capital and a discount to the carrying value of the 2011 Unit Offering Notes. Management estimated the fair value of the Company’s common stock to be $0.60 per share at the time the 2011 Unit Offering Notes were issued, and management believed the 10% stated interest rate approximated the market interest rate. The effective conversion price of the conversion feature under the 2011 Unit Offering Notes was $0.54 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the 2011 Unit Offering Notes, representing an aggregate of $5,491,929 in principal and accrued interest, were converted into 9,153,248 shares of the Company’s common stock.  In conjunction with the conversion of the 2011 Unit Offering Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options, and charged the related aggregate unamortized debt discount of $1,063,018 and unamortized deferred offering costs of $785,239 to interest expense.

2011 Junior Secured Convertible Note Payable and Strategic Agreement

In April 2011, the Company issued a $2,000,000 subordinated secured convertible note (“April 2011 Note”) to a medical device co-development partner (“Strategic Partner”). The April 2011 Note matures in April 2016, unless earlier converted, and it accrues interest at the rate of 10% per year. Interest is payable at maturity if the note is not converted. The April 2011 Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (see Note 6). In the event the Company closes a qualified financing, which is defined as an equity financing in which the Company issues shares of its preferred stock and receives at least $10,000,000 in net proceeds, the principal and accrued interest of the April 2011 Note will automatically convert into shares of the preferred stock that are issued  in the qualified financing if the number of shares to be issued upon conversion represents at least 10% of the Company’s outstanding shares of stock on a fully diluted basis. If the number of shares that would be issued upon conversion represents less than 10% of the Company’s outstanding shares of stock on a fully diluted basis, the conversion will be at the Strategic Partner’s election. Under the original terms, the Strategic Partner had the right to accelerate the maturity date of the April 2011 Note if the Company did not consummate a qualified financing within 180 days following the issue date of the note. The terms of the April 2011 Note were amended in September 2011 to extend the period within which to complete a qualified financing from 180 days to 360 days (April 2012)  and to establish a maximum conversion price of $0.60 per share (again, only in connection with the closing of a qualified financing). The April 2011 Note was further amended in February 2012 to remove the acceleration provision mentioned above related to the consummation of a qualified financing and to provide the Strategic Partner the option to convert the April 2011 Note into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 23, 2013, regardless of whether there is a qualified financing within that period of time.

Concurrent with the issuance of the April 2011 Note, the Company and the Strategic Partner entered into a Co-Development and Distribution Agreement pursuant to which the Company appointed the Strategic Partner as the exclusive distributor of the Company’s ClearPoint system products in the MRI-guided neurological drug delivery field and as a non-exclusive distributor of the Company’s ClearPoint system products for other MRI-guided neurological applications. In connection with the Co-Development and Distribution Agreement, the Company is obligated to perform a limited amount of training and support functions. In addition, under the Co-Development and Distribution Agreement, the Company licensed certain ClearPoint system technology to the Strategic Partner, and the Company and the Strategic Partner will work together to potentially integrate the Company’s ClearPoint product line into the Strategic Partner’s interventional MRI product line, particularly for an MRI-guided neurological drug delivery application.

Relying upon guidance in ASC 605-25, the Company analyzed whether the deliverables of the arrangement with the Strategic Partner represented separate units of accounting. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined that the April 2011 Note was the only element of the arrangement that had standalone value to the Strategic Partner separate from the other elements; thus, the Company accounted for the arrangement in two units of accounting. The distribution, license, service and support elements of the arrangement did not have value to the Strategic Partner on an individual basis, but together these elements did have value to the Strategic Partner and, therefore, represent a unit of accounting. The Company applied the relative selling price method to determine the value to associate with each unit of accounting. This method establishes a hierarchy of factors to consider when determining relative selling price: (1) vendor-specific objective evidence, (2) third-party evidence of selling price, or lastly, (3) management’s best estimate of the selling price. Because of the unique nature of the rights conveyed, there was no vendor-specific objective evidence or third-party evidence of relative selling price. Therefore, the Company was required to use its best estimate of the relative selling price of the deliverables comprising each unit of accounting. The Company determined the relative selling price of the unit of accounting associated with the distribution, license, service and support elements to be zero, as the Company would have conveyed these rights and assumed these obligations in exchange for the potential benefits from leveraging the distribution resources of the Strategic Partner (i.e. sales to the Strategic Partner are expected to yield similar net profits to those the Company generates on its direct customer sales). The other unit of accounting is comprised of the April 2011 Note with its junior security interest. Upon the issuance of the note, the note’s conversion feature did not require any accounting adjustment since it was a contingent feature subject to the completion of a qualified financing, which is not considered to be within the Company’s control. Therefore, the full $2,000,000 in cash proceeds was recorded as a liability related to the April 2011 Note. The Company determined that the February 2012 amendment to the April 2011 Note which provided the optional conversion feature represented conventional convertible debt and did not require any additional accounting treatment.

The table below summarizes convertible notes payable by liability classification:

	Current		Long-term
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total convertible notes payable - unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390

7. 2010 Senior Unsecured Convertible Notes Payable

In March 2010, the Company issued 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The original terms of the March 2010 Notes provide a mandatory conversion feature upon the closing of an initial public offering of the Company’s common stock that automatically converts the outstanding principal amount of the notes into shares of the Company’s common stock at the lesser of $8.00 per share or 80% of the public offering price, subject to a minimum $4.00 per share conversion price. In addition, the original terms of the March 2010 notes permit note holders to convert the outstanding principal into shares of the Company’s common stock at any time, based on a conversion price of $8.00 per share, subject to certain adjustments. The March 2010 Notes mature in March 2012, unless earlier converted, and accrue interest at the rate of 10% per annum. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. In late 2011 and early 2012, all of the March 2010 Notes were amended to provide for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. The Company filed a Form 10 registration statement with the SEC in December 2011, and the Company expects that its Form 10 registration statement will be effective on February 27, 2012. At that time, the March 2010 Notes will convert into shares of the Company’s common stock.

The Company applied the guidance in ASC 815-40, “Derivatives and Hedging Contracts in an Entity’s Own Equity,” in determining that the conversion features of the March 2010 Notes did not require derivative liability accounting treatment. The Company relied upon guidance in ASC 470-20, “Debt with Conversion and Other Options,” in determining that the non-mandatory conversion feature represented a beneficial conversion feature (“BCF”) that should be recorded as equity based on its intrinsic value. Upon the issuance of the March 2010 Notes, the intrinsic value of the BCF was $834,555, which represented the difference between the estimated fair value at the date of issuance of $9.64 per common share and the conversion price of $8.00 per share multiplied by the number of conversion shares. This BCF was recorded as debt discount, which is being amortized to interest expense using the effective interest method over the term of the March 2010 Notes.

The Company incurred approximately $293,000 of costs related to the issuance of the March 2010 Notes, comprised of placement agent commissions and legal fees. In addition, warrants with a five year term were issued to the placement agent exercisable for 25,444 shares of the Company’s common stock at a price equal to the lesser of $8.00 per share or 80% of the public offering price in the Company’s initial public offering, subject to a minimum $4.00 per share conversion price. The estimated fair value of the placement agent warrants at the date of issuance was $120,218 (Note 8). The total costs incurred in connection with the issuance of the March 2010 Notes of approximately $413,000 were capitalized as deferred financing costs and are being amortized using the effective interest method over the term of the March 2010 Notes. The unamortized balance at December 31, 2011 was $44,579.

Junior Secured Notes Payable [Member]
Debt Disclosure [Text Block]
8. Unit Offerings

2010 Junior Secured Notes

In November 2010, the Company issued an aggregate of 10,714,286 units and received proceeds of $3,000,000. The units were sold to existing stockholders of the Company and existing holders of other Company securities. Each unit consisted of a junior secured note, and one share of the Company’s common stock. The Company issued 10,714,286 shares of common stock and junior secured notes in the aggregate principal amount of $3,000,000. The notes mature in November 2020 and accrue interest at the rate of 3.5% per annum. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that secure the BSC Notes, as well as the April 2011 and the 2011 Unit Offering Notes. All outstanding principal and interest on the notes will be due and payable in a single payment upon maturity.

Under guidance in ASC 470, the Company allocated the $3,000,000 in proceeds from the sale of the units between the junior secured notes and the shares of common stock issued based on their relative fair values with $2,775,300 being recorded as equity. The junior secured notes were recorded at the principal amount of $3,000,000 less a discount of $2,775,300. This discount is being amortized to interest expense over the 10 year term of the notes using the effective interest method. The fair value of the notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the Company’s common stock was estimated by management using a market approach, with input from a third-party valuation specialist.

Four officers of the Company purchased an aggregate of 882,726 units in the offering for $247,164. In addition, three non-employee directors of the Company also purchased an aggregate of 567,203 units for $158,816 in the offering.

Five other non-employee directors had advanced a total of $190,000 to the Company in anticipation of the offering. However, due to the investment allocations for the offering, these five non-employee directors were not able to purchase units. All funds advanced to the Company by the five non-employee directors were returned, without interest, $90,000 of which was returned prior to December 31, 2010 and $100,000 of which was returned in January 2011. This $100,000 is included in other accrued liabilities at December 31, 2010.

2011 Junior Secured Convertible Notes

In October 2011, the Company began a private placement of securities in which the Company offerred units, with each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes mature three years from the date of issuance (October through December 2014), unless earlier converted, and accrue interest at 10% per year. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (Note 6) and pari passu with the security interest that secures the April 2011 Note (Note 9). The 2011 Unit Offering Notes, including the principal and all accrued interest, convert automatically into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. In addition, a note holder may elect at any time to convert the note into shares of the Company’s common stock, based on a conversion price of $0.60 per share. The warrants vest immediately, have a term of five years, and have an exercise price of $0.75 per share. At December 31, 2011, the Company had sold 16.25 units, resulting in the issuance of convertible notes in the aggregate principal amount of $1,625,000 and warrants to purchase 812,500 shares of common stock under the terms described above. The offering period for the Company’s sale of units extended beyond December 31, 2011. See Note 13 for additional information regarding units sold after December 31, 2011. The Company’s placement agent for the unit offering receives a cash fee equal to 10% of the gross proceeds, as well as a warrant to purchase that number of shares of the Company’s common stock equal to 8% of the number of shares of common stock issuable upon conversion of the notes and exercise of the warrants issued in the offering, at an exercise price of $0.60 per share. At December 31, 2011 the Company had $66,500 included in other accrued liabilities related to cash fees due to the placement agent, and none of the placement agent warrants had yet been issued as of December 31, 2011.

Utilizing guidance in ASC 470, the Company allocated the $1,625,000 in proceeds from the sale of the units on a relative fair value basis between the convertible notes and the warrants issued. Using the relative fair value of the notes, an effective conversion price was determined which resulted in a BCF. The fair value of the warrants issued was calculated using the Black-Scholes pricing model (see Note 10). The relative fair value of the 812,500 warrants issued and the intrinsic value of the BCF were each $163,633, and these amounts were recorded as increases to additional paid-in capital and a discount to the carrying value of the convertible notes. The Company’s management estimated the fair value of the Company’s common stock to be $0.60 at the time the convertible notes were issued, and the Company’s management believes the 10% stated interest rate to be a market rate. The effective conversion price of the conversion feature was $0.54 per common share. The total discount of $327,266 is being amortized to interest expense over the three year term of the notes using the effective interest method. The unamortized balance of the discount was $316,610 at December 31, 2011.

At December 31, 2011, the Company had incurred approximately $170,000 of costs related to the issuance of the units, comprised of placement agent cash fees and professional fees. These costs were capitalized as deferred financing costs, and, along with the fair value of the placement agent warrants once issued, will be amortized using the effective interest method over the three year term of the 2011 Unit Offering Notes.

The 2011 Junior Secured Convertible Note Payable [Member]
Debt Disclosure [Text Block]
9. 2011 Junior Secured Convertible Note Payable and Strategic Agreement

In April 2011, the Company issued a $2,000,000 subordinated secured convertible note (“April 2011 Note”) to a medical device co-development partner (“Strategic Partner”). The April 2011 Note matures in April 2016, unless earlier converted, and it accrues interest at the rate of 10% per year. Interest is payable at maturity if the note is not converted. The April 2011 Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (Note 6) and pari passu with security interest that secures the 2011 Unit Offering Notes (Note 8). In the event the Company closes a qualified financing, which is defined as an equity financing in which the Company issues shares of its preferred stock and receives at least $10,000,000 in net proceeds, the principal and accrued interest of the April 2011 Note will automatically convert into shares of preferred stock that are issued in the qualified financing if the number of shares to be issued upon conversion represents at least 10% of the Company’s outstanding shares of stock on a fully diluted basis. If the number of shares that would be issued upon conversion represents less than 10% of the Company’s outstanding shares of stock on a fully diluted basis, the conversion will be at the Strategic Partner’s election. Under the original terms, the Strategic Partner had the right to accelerate the maturity date of the April 2011 Note if the Company did not consummate a qualified financing within 180 days following the issue date of the note. The terms of the April 2011 Note were amended in September 2011 to extend the period within which to complete a qualified financing from 180 days to 360 days (April 2012). In addition, in September 2011, the terms of the April 2011 Note were amended to establish a maximum conversion price of $0.60 per share. Accordingly, the conversion price under the April 2011 Note will be the lesser of the price paid by investors in a qualified financing or $0.60 per share (again, contingent upon the completion of a qualified preferred stock financing). A further amendment to the April 2011 Note was executed in February 2012 that removed the acceleration provision mentioned above related to not consummating a qualified financing and that provides the Strategic Partner the option to convert principal and accrued interest into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 24, 2013.

Concurrent with the issuance of the April 2011 Note, the Company and the Strategic Partner entered into a Co-Development and Distribution Agreement pursuant to which the Company appointed the Strategic Partner as the exclusive distributor of the Company’s ClearPoint system products in the neurological drug delivery field and as a non-exclusive distributor of the Company’s ClearPoint system products for other neurological applications. In connection with the Co-Development and Distribution Agreement, the Company is obligated to perform a limited amount of training and support functions. In addition, under the Co-Development and Distribution Agreement, the Company licensed certain ClearPoint system technology to the Strategic Partner and will work together to potentially integrate the Company’s ClearPoint product line into the Strategic Partner’s interventional MRI product line, particularly for a neurological drug delivery application.

Relying upon guidance in ASC 605-25, the Company analyzed whether the deliverables of the arrangement with the Strategic Partner represented separate units of accounting. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined that the April 2011 Note was the only element of the arrangement that had standalone value to the Strategic Partner separate from the other elements; thus, the Company accounted for the arrangement in two units of accounting. The distribution, license, service, and support elements of the arrangement did not have value to the Strategic Partner on an individual basis, but together these elements did have value to the Strategic Partner and, therefore, represent a unit of accounting. The Company applied the relative selling price method to determine the value to associate with each unit of accounting. This method establishes a hierarchy of factors to consider when determining relative selling price: (1) vendor specific objective evidence, (2) third-party evidence of selling price, or lastly, (3) management’s best estimate of the selling price. Because of the unique nature of the rights conveyed, there was no vendor specific objective evidence or third party evidence of relative selling price. Therefore, the Company was required to use its best estimate of the relative selling price of the deliverables comprising each unit of accounting. The Company determined the relative selling price of the unit of accounting associated with the distribution, license, service, and support elements to be zero, as the Company would have conveyed these rights and assumed these obligations in exchange for the potential benefits from leveraging the distribution resources of the Strategic Partner (i.e. sales to the Strategic Partner are expected to yield similar net profits to those the Company generates on its direct customer sales). The other unit of accounting is comprised of the April 2011 Note with its junior security interest. The conversion feature associated with the note was not accorded any accounting treatment since this a contingent feature completely subject to the completion of a qualified financing, which is not considered to be within the Company’s control. Therefore, the full $2,000,000 in cash proceeds has been recorded as a liability related to the April 2011 Note.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
8.   Stockholders’ Equity

Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock. The holders of Series A Convertible Preferred Stock had the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the terms of the Series A Convertible Preferred Stock provided for automatic conversion into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1-for-1 basis, on the effective date of a Form 10 filed by the Company with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the state of Delaware on that same day. Accordingly, upon the effectiveness of the Company’s Form 10 on February 27, 2012, the outstanding shares of Series A Convertible Preferred Stock converted into 7,965,000 shares of the Company’s common stock.

On February 10, 2012, the stockholders of the Company also approved an Amended and Restated Certificate of Incorporation to be filed in connection with the effectiveness of the Company’s Form 10.  The Company filed the Amended and Restated Certificate of Incorporation with the state of Delaware on February 27, 2012, and it became effective upon filing.  Under such Amended and Restated Certificate of Incorporation, the Company has the authority to issue up to 25,000,000 shares of preferred stock, and the Board of Directors has the authority, without further action by the stockholders, to issue up to that number of shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding.  In June 2012, the Company’s Board of Directors (the “Board”) established the terms of a series of preferred stock known as “Series A Convertible Preferred Stock”.  The Board designated the Series A Convertible Preferred Stock solely to provide BSC a series of the Company’s preferred stock into which BSC could elect to convert the BSC Notes other than in connection with a qualified financing.  The Company has not issued any shares of the Series A Convertible Preferred Stock.  Likewise, the Company has not filed a Certificate of Designations with the Secretary of State of the State of Delaware to create the Series A Convertible Preferred Stock.  The Company does not intend to file such Certificate of Designations unless and until BSC elects to convert its BSC Notes into shares of the Series A Convertible Preferred Stock.

Summary of Conversions to Common Stock Upon Effectiveness of the Form 10

The table below summarizes the impact to the Company’s balance sheet and to shares outstanding of the conversions to common stock that occurred upon the effectiveness of the Company’s Form 10, which occurred on February 27, 2012:

	Impact to Balance Sheet			Increase in
	Before	Impact of	After	Common Shares
	Conversions	Conversions	Conversions	Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

The impact to accumulated deficit relates to the write-off of unamortized debt discounts and deferred financing costs.

Stock Options

At June 30, 2012, the Company had five share-based compensation plans (a “1998 Plan,” a “2007 Plan,” two “2010 Plans,” and a “2012 Plan,” which are referred to collectively herein as the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors. One of the 2010 Plans and the 2012 Plan also provide for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement. The Company terminated the 1998 Plan, effective June 24, 2008, with respect to future grants such that no new options may be awarded under the 1998 Plan on or after June 24, 2008. Upon adoption of the 2010 Plans, the Company also ceased making awards under its 2007 Plan. In February 2012, the stockholders of the Company approved the creation of the 2012 Plan. A total of 3,000,000 shares of the Company’s common stock have been reserved for issuance under the 2012 Plan, of which 2,746,400 awards have been issued at June 30, 2012. With the adoption of the 2012 Plan, no additional grants under the 2010 Plans have been or will be made subsequent to December 31, 2011.

Activity under the Plans is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	3,679,977	$2.05
Granted	2,746,400	1.00
Forfeited	(315,250)	2.16
Outstanding, June 30, 2012	6,111,127	1.57

The estimated grant date fair values of options granted under the 2012 Plan during the six months ended June 30, 2012 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield		0%
Expected Volatility		45.2%
Risk free Interest rates	0.93%	-	1.13%
Expected lives (years)		6.0

The Company records share-based compensation expense on a straight-line basis over the vesting period. For the periods indicated below, employee share-based compensation expense was:

Three Months Ended June 30,		Six Months Ended June 30,
2012	2011	2012	2011
$313,707	$253,917	$543,562	$508,660

 As of June 30, 2012, there was unrecognized compensation expense of $2,307,204 related to outstanding stock options which is expected to be recognized over a weighted average period of approximately 2.1 years.

Warrants

In May 2012, the Company issued an aggregate of 1,250,000 warrants to two non-employee directors in recognition of their long-standing support of the Company.  The warrants were immediately vested and exercisable upon issuance, have an exercise price of $1.00 per share, and have a term of five years.  The fair value of the 1,250,000 warrants issued of $514,250, computed using the Black-Scholes valuation model. In addition, during the six months ended June 30, 2012, the Company issued 241,666 warrants to third parties with an exercise price of $1.00 and a fair of $79,749. The fair value of the warrants, mentioned above of $593,999, was recorded as a selling, general, and administrative expense during the six months ended June 30, 2012.

Warrants have generally been issued for terms of up to five years. Common stock warrants issued and outstanding during the six months ended June 30, 2012 are as follows:

	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	1,922,944	$0.43
Warrants issued	4,335,704	0.80
Outstanding, June 30, 2012	6,258,648	0.69

The assumptions used in calculating the fair value of warrants issued during the six months ended June 30, 2012, utilizing the Black-Scholes valuation model are as follows:

Dividend yield		0%
Expected Volatility	42.1%	-	49.0%
Risk free Interest rates	0.30%	-	0.93%
Expected lives (years)	1.9	-	5.0

10. Stockholders’ Equity

Series A Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock for net proceeds of $7,335,787 ($7,965,000 net of $629,213 in transaction expenses). Additionally, the placement agent received detachable warrants to acquire up to 141,500 shares of the Company’s common stock at $4.00 per share with a fair value of $28,696 on the date of issuance. The warrants expired on December 31, 2011. The holders of the Series A Convertible Preferred Stock have the following rights and privileges:

Voting. Each holder of Series A Convertible Preferred Stock is entitled to vote on all matters presented to holders of common stock, with each holder entitled to the number of votes equal to the number of shares of common stock into which his or her shares of Series A Convertible Preferred Stock could be converted.

Dividend Rights. There is no dividend rate on the Series A Convertible Preferred Stock; however, the Company will pay holders of Series A Convertible Preferred Stock any dividend it declares with respect to the common stock on an as converted basis.

Conversion. The holders of Series A Convertible Preferred Stock have the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the Series A Convertible Preferred Stock automatically converts into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends, and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1-for-1 basis, on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the state of Delaware on that same day.

Liquidation. In the event of the liquidation, dissolution or winding-up of the Company, the holders of Series A Convertible Preferred Stock would be entitled to receive $1.00 per share before any liquidation distributions may be paid to holders of the Company’s common stock.

Redemption. Shares of Series A Convertible Preferred Stock are not redeemable by the Company.

Registration Rights Agreement

The Company has an agreement with many of its current stockholders pursuant to which the Company has granted those stockholders certain registration rights. The stockholders who are parties to the agreement generally have two demand registration rights, which rights become effective as of the date that is six months after the Company’s initial public offering (as such these registration rights are contingent upon the successful completion of an initial public offering). A requisite percentage of holders is required to exercise a demand registration right, and certain other restrictions apply. The stockholders who are parties to the agreement also have the right to participate on a “piggyback basis” in certain registrations by the Company under the Securities Act of 1933, subject to certain restrictions, including underwriter holdbacks. Notwithstanding the demand and piggyback registration rights described in the agreement, the Company is not obligated under the agreement to register shares to the extent the stockholder can sell all of its shares under the Securities Act of 1933 in a single transaction without registration or any other restrictions.

In addition, the Company has granted certain piggyback registration rights to purchasers of the 2011 Unit Offering Notes (with respect to the shares of common stock issuable upon conversion of the notes or exercise of the warrants issued with the notes – see Note 8) in connection with registrations by the Company under the Securities Act of 1933 for secondary offerings of shares of common stock by any of the Company’s stockholders.

Stock Incentive Plans

At December 31, 2011, the Company had four share-based compensation plans (a “1998 Plan”, a “2007 Plan”, and two “2010 Plans”, and referred to collectively herein as the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors. One of the 2010 Plans also provides for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement. The Company terminated the 1998 Plan, effective June 24, 2008, with respect to future grants such that no new options may be awarded under the 1998 Plan on or after June 24, 2008. Upon adoption of the 2010 Plans, the Company also ceased making awards under its 2007 Plan. A total of 3,815,675 shares of the Company’s common stock have been reserved for issuance under the 2010 Plans. At December 31, 2011, 3,246,450 awards have been issued under the 2010 Plans. In February 2012, the stockholders of the Company approved the creation of a new share-based incentive plan (the “2012 Plan”). A total of 3,000,000 shares of the Company’s common stock have been reserved for issuance under the 2012 Plan. With the adoption of the 2012 Plan, no additional grants under the 2010 Plans will be made subsequent to December 31, 2011.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2009	599,875		$0.88	-	$24.00	$3.62	$3,742,700
Options exercisable at January 1, 2009		432,083	0.88	-	24.00	2.70	3,133,667
Options granted (2)	93,402			9.64		9.64
Options exercised	(3,333)			3.20		3.20
Options cancelled or forfeited	(20,167)		1.64	-	20.00	9.60
Balance at December 31, 2009	669,777		0.88	-	24.00	4.28	3,694,400
Options exercisable at December 31, 2009		483,364	0.88	-	24.00	2.78	3,424,333
Options granted (2)	3,246,450			1.80		1.80
Options cancelled or forfeited	(153,750)		3.20	-	24.00
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Options exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Options cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	—
Options exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	—

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

(2)
All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company’s stock on the date of grant.

The following table summarizes information about stock options at December 31, 2011:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	0.96	287,500	2.33	$0.89	287,500	$0.89
	1.80		3,195,950	8.96	1.80	1,065,318	1.80
3.20	-	9.64	196,527	4.75	7.74	148,841	7.13
			3,679,977	8.21	2.05	1,501,659	2.15

The weighted average grant date fair value of options granted during the years ended December 31, 2010 and 2009 was $0.83 and $2.83, respectively, and no options were granted in 2011. A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2009, 2010, and 2011 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2009	167,792	$1.67
Granted	93,402	2.83
Forfeited/cancelled	(7,250)	2.84
Vested	(67,531)	1.11
Nonvested December 31, 2009	186,413	2.41

Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88

Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87

As of December 31, 2011 there was a total of approximately $1,783,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of approximately 1.9 years.

The assumptions used in calculating the fair value using the Black-Scholes option-pricing model are set forth in the following table for options issued by the Company in 2010 and 2009 (no options were issued in 2011):

	Year Ended December 31,
	2010	2009
Dividend yield	0%		0%
Expected Volatility	44.81%	23.45%	to	38.28%
Risk free Interest rates	2.36%	1.48%	to	2.43%
Expected lives (years)	6.0	3.25	to	5.75

Warrants

Warrants have been issued for terms of up to five years. Common stock warrants issued, expired, and outstanding during the years ended December 31, 2009, 2010 and 2011 are as follows:

		Weighted -
		Average
		Exercise
	Shares	Price
Warrants outstanding at January 1, 2009	828,502	$1.74

Warrants that expired during 2009	(417,960)	0.04

Warrants outstanding at December 31, 2009	410,542	0.42

Warrants issued during 2010	25,444	8.00

Warrants outstanding at December 31, 2010	435,986	3.74

Warrants that expired during 2011	(410,542)	3.48

Warrants issued during 2011	2,122,500	0.29

Warrants exercised during 2011	(225,000)	0.01

Warrants outstanding at December 31, 2011	1,922,944	0.43

The assumptions used in calculating the fair value of warrants utilizing the Black-Scholes pricing model are as follows:

	Year Ended December 31,
	2011			2010
Dividend yield		0%		0%
Expected Volatility	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.81%	to	1.13%	2.36%
Expected lives (years)		5.0		5.0

Other Stock Transactions with Related Parties

•
During January 2009, the Company loaned $500,000 under an 8% note receivable to a stockholder with an original maturity date in July 2010. The note was collateralized by 125,000 shares of the Company’s common stock owned by the stockholder. In addition, during January 2009, the Company purchased 125,000 shares of the Company’s common stock from that same stockholder for $500,000 in cash (accounted for as a treasury stock purchase). During December 2009, the Company purchased 134,178 additional shares of the Company’s common stock from this stockholder in exchange for cancellation of the aforementioned $500,000 note receivable plus $36,712 of accrued interest thereon.

•
The Company had a note receivable from its Chief Executive Officer (“CEO”) related to the sale of common stock. The note bore interest at 4.5%. Interest income related to this note was approximately $21,000 for the year ended December 31, 2009. On December 22, 2009, the Company purchased 66,652 shares of common stock from the CEO, for an aggregate purchase price of $642,525. The Company paid a portion of the aggregate purchase price ($594,687) by cancelling the aforementioned promissory note plus accrued interest, with the remainder paid in cash. Also, on December 22, 2009, the Company issued to the CEO options to purchase 66,652 shares of its common stock at an exercise price of $9.64 per share, which represented the estimated fair market value per share.

Changes in Contractual Commitments	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
9.   Changes in Contractual Commitments

Software License Agreement

Effective June 22, 2012, the Company and its ClearPoint system software development partner entered into an amendment (the “Software Amendment”) to the master services and licensing agreement (the “Master Software Agreement”) between the parties.

The Company entered into the Master Software Agreement in July 2007 for the software development partner to develop on the Company’s behalf, based on the Company’s detailed specifications, a customized software solution for the Company’s ClearPoint system. The software development partner was in the business of providing software development and engineering services on a contract basis to a number of companies. In developing the Company’s ClearPoint system software, the software development partner utilized certain of its own pre-existing software code. Under the Master Software Agreement, the Company received a non-exclusive, worldwide license to that code as an integrated component of the Company’s ClearPoint system software. In return, the Company agreed to pay the software development partner a license fee for each copy of the ClearPoint system software that the Company distributes, subject to certain minimum license purchase commitments by the Company.

Pursuant to the Software Amendment, the Company agreed to issue the software development partner 1,500,000 shares of the Company’s common stock (1) in full payment and satisfaction of license fees owed to the software development partner in the amount of $612,500 for licenses previously purchased by the Company, (2) in full payment and satisfaction of all of the Company’s remaining minimum license purchase commitments from the software development partner in the amount of $962,500, and (3) in exchange for additional licenses provided by the software development partner to the Company valued at $87,500 based on the original terms of the Master Software Agreement. The Company applied guidance in ASC 505-50, Equity-Based Payments to Non-Employees, using the contractual value of the amounts owed and of the licenses acquired to measure and record the transaction. The portion of the licenses purchased by the Company that are not expected to be sold or placed in service during the next twelve months, in the amount of $1,137,500, have been recorded as a non-current asset, software license inventory

Key Personnel Incentive Program

The Company adopted its Key Personnel Incentive Program to provide a key consultant (who is a non-employee director of the Company) and a key employee (collectively, the “Participants”) with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In June 2012, the Participants voluntarily and irrevocably relinquished their rights to receive, and the Participants discharged the Company from its obligations to make, any and all incentive bonus payments under the Key Personnel Incentive Program based on the performance of services.

Pursuant to the Key Personnel Incentive Program, in the event of a sale transaction, each of the Participants will be entitled to receive an incentive bonus payment equal to $1,000,000.  In addition, one of the Participants will also receive an incentive bonus payment equal to 1.4% of net proceeds from the sale transaction in excess of $50,000,000, but not to exceed $700,000.

Because the Company was discharged from any obligations to make incentive bonus payments related to performance of services under the Key Personnel Incentive Program, in June 2012 the Company reversed all amounts previously accrued for such service-based payments under the program. This resulted in a credit to reversal of R&D obligation of $882,537 for the amounts that had been accrued as research and development costs in 2010, 2011 and during the three months ended March 31, 2012 ($120,895 had been accrued during the three months ended March 31, 2012).

Employment Agreements

In June 2012 the Company entered into employment agreements (each, an “Employment Agreement,” and collectively, the “Employment Agreements”) with four of its executive officers (each, an “Executive,” and collectively, the “Executives”).  Among other provisions customary for agreements of this nature, the Employment Agreements provide for severance in the event of a termination without cause or if the Executive terminates his employment for good reason, as those terms are defined in each Employment Agreement. Likewise, the Employment Agreements provide for certain payments in connection with a change of control transaction.  The initial base salaries set forth in the Employment Agreements are the same as the base salaries for each of the Executives immediately prior to the execution of the Employment Agreements.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
10.   Subsequent Events

July 2012 Private Placement

In early July 2012, the Company entered into Securities Purchase Agreements (collectively, the “Purchase Agreement”) with certain investors (the “Investors”) for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.10 per unit  (the “Financing Transaction”).  Each unit consisted of one share of common stock and a warrant (an “Investor Warrant”) to purchase one-half share of common stock.  The pricing for the Financing Transaction was set by the Company on June 25, 2012. As part of the Financing Transaction, the Company also entered into Registration Rights Agreements with the Investors (collectively, the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock issued to the Investors under the Purchase Agreement and the shares of common stock that are issuable to the Investors upon exercise of the Investor Warrants.  The Company filed that registration statement on August 13, 2012.

In the Financing Transaction, the Company sold to the Investors approximately 5.5 million shares of common stock, together with Investor Warrants to purchase approximately 2.7 million shares of common stock, for aggregate gross proceeds of $6,000,000.  Each Investor Warrant is exercisable for five years from the date of issuance and has an exercise price of $1.45 per share, subject to adjustment as provided therein.  Non-employee directors of the Company invested a total of $269,980 in the Financing Transaction. The Company’s placement agent for the Financing Transaction, and its sub-placement agents, earned commissions of approximately $480,000 as well as warrants to purchase approximately 0.4 million shares of the Company’s common stock (the “Placement Agent Warrants”). The Placement Agent Warrants have the same terms and conditions as the Investor Warrants, except that the Placement Agent Warrants have an exercise price of $1.10 per share. In connection with the Financing Transaction, the Company entered into registration rights agreements with the Investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC under the Securities Act of 1933 (the “Securities Act”) covering the resale of the shares of common stock and the shares of common stock underlying the warrants that we issued in the financing.  The Company will bear the costs, including legal and accounting fees, associated with the registration of those shares.  Once the registration statement is filed, the Company will be required to use commercially reasonable efforts to have the registration statement declared effective as soon as practicable.  In the event the registration statement is not filed on or prior to the filing deadline set forth in the registration rights agreements, the registration statement is not declared effective by the SEC on or prior to the effectiveness deadline set forth in the registration rights agreements, or if the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain liquidated damages to the Investors, up to a maximum amount of 6% of the investor’s investment in the Financing Transaction.

At June 30, 2012, the Company had received funds from prospective investors in the Financing Transaction totaling $989,520 associated with the Financing Transaction. However, the Company and these investors did not enter into a Securities Purchase Agreement until early July 2012.  Therefore, the $989,520 was reflected in the cash and cash equivalents balance and as a current liability classified as deposits in the Company’s June 30, 2012 condensed balance sheet.  The table below reflects, on a pro forma basis, the impact of the Financing Transaction on the Company’s condensed balance sheet as if it had occurred on June 30, 2012:

	As of June 30, 2012
		Pro Forma	Pro Forma
	Actual	Adjustment	As Adjusted
ASSETS
Cash	$1,222,955	$4,530,480	$5,753,435
All other assets	3,611,372	-	3,611,372
Total assets	$4,834,327	$4,530,480	$9,364,807

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	$8,614,916	$(989,520)	$7,625,396
Long-term liabilities	6,952,945	-	6,952,945
Total liabilities	15,567,861	(989,520)	14,578,341

Common stock	422,735	54,545	477,280
Additional paid-in capital	54,385,943	5,465,455	59,851,398
Treasury stock	(1,679,234)	-	(1,679,234)
Accumulated deficit	(63,862,978)	-	(63,862,978)
Total stockholders' deficit	(10,733,534)	5,520,000	(5,213,534)
Total liabilities and stockholders' deficit	$4,834,327	$4,530,480	$9,364,807

13. Subsequent Events

2011Unit Offering (Note 8)

On February 24, 2012, the Company ended its unit offering. In the unit offering, the Company sold approximately 54.3 units in the aggregate, of which approximately 38 units were sold subsequent to December 31, 2011. In connection with the approximately 38 units sold subsequent to year-end, the Company issued 2011 Unit Offering Notes in the aggregate principal amount of $3,805,500 and warrants to purchase 1,902,750 shares of common stock.

Modification of Terms of BSC Notes (Note 6)

Effective February 2, 2012, the Company entered into a loan modification with BSC pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per annum to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014). As such, relying upon guidance in ASC 470-10, the outstanding aggregate loan balance and the related accrued interest, as of December 31, 2011 have been classified as long-term liabilities in the accompanying balance sheets. As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to Boston Scientific was $4,338,601.

Modification of Terms of BSC Neuro Agreement (Note 5)

In connection with the February 2012 modification of the BSC Notes, the Company and BSC Neuro also amended the terms of the BSC Neuro Agreement. The amended BSC Neuro Agreement reduces the aggregate future milestone-based payments the Company could receive from $1,600,000 to $800,000, and it reduces the prospective royalty payments the Company could receive on net sales of licensed products. In addition, the amended BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the BSC Notes remain outstanding. If the Company does not meet those requirements while the BSC Notes are outstanding, the Company will be required to assign certain patents and patent applications to BSC Neuro. However, upon any such assignment to BSC Neuro, BSC Neuro will grant to the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
11. Income Taxes

The Company had no income tax expense for the years ended December 31, 2011 and 2010 and recorded income tax expense of $49,250 for the year ended December 31, 2009 related to state income taxes which could not be offset by net operating loss carryforwards. As the Company has incurred net operating losses, it has recognized valuation allowances for all deferred income tax assets. The tax effect of temporary differences and net operating losses that give rise to components of deferred tax assets and liabilities consist of the following:

	As of December 31,
	2011	2010
Deferred tax assets (liabilities):
Property and equipment	$(144,185)	$(193,617)
Deferred revenue	1,517,024	2,503,984
Accrued expenses	1,138,800	1,518,400
Other	727,207	297,309
Net operating loss carryforwards	18,509,210	14,758,835
	21,748,056	18,884,911
Less valuation allowance	(21,748,056)	(18,884,911)
	$—	$—

The Company has a cumulative federal net operating loss of approximately $48,800,000 as of December 31, 2011. The first of these net operating loss carryforwards is set to expire beginning in 2015. Under Section 382 and 383 of the Internal Revenue Code, if an ownership change occurs with respect to a “loss corporation”, as defined, there are annual limitations on the amount of the net operating loss and other deductions which are available to the Company. The Company has not determined whether such ownership change has occurred. However, given the equity transactions in which the Company has engaged, the Company believes that the use of the net operating losses shown as deferred tax assets will be significantly limited.

Management has evaluated the effect of guidance provided by GAAP regarding accounting for uncertainty in income taxes and determined the Company has no uncertain tax positions that could have a significant impact on the financial statements at December 31, 2011 or 2010. The Company’s returns after 2006 remain open for examination.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]
12. Commitments

Leases

The Company leases office space in Maryland, California and Tennessee under non-cancellable operating leases. Leases expire in 2012 and 2014.

Future minimum lease payments under non-cancellable operating leases are as follows:

Years ending December 31,
2012	$137,571
2013	62,272
2014	58,399
Total minimum payments	$258,242

Rent expense under all operating leases was approximately $174,000, $181,000 and $190,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Licenses

Certain license arrangements require minimum royalty payments. As of December 31, 2011, future minimum royalty payments are as follows:

Years Ending December 31,
2012	70,000
2013	95,000
2014	95,000
2015	95,000
2016	95,000
Thereafter	1,010,000
$1,460,000

Royalty payment amounts may be greater than the minimum required payment amounts based on the negotiated royalty rates. If the Company sublicenses the intellectual property that is licensed from the licensor and the Company receives any royalty payment under or with respect to such sublicense, the Company is obligated to pay the licensor an agreed upon percentage of any such payment(s). Under the terms of these license agreements, the Company is required to reimburse the licensor for all costs associated with patent filing, prosecution and maintenance as well as expenses related to enforcing the related patent rights. The Company may terminate these license agreements for any reason, upon giving the licensor either 60 or 90 days’ written notice, depending on the agreement. One of the licenses is cancelable by the licensor if, by the fourth anniversary of the effective date (June 30, 2012), there have been no commercial sales of a product subject to the license.

Co-Development Agreement

The Company has entered into a co-development agreement whereby it would pay up to approximately $2,476,000 in milestone-based payments for software development to be used in conjunction with products being developed by the Company. The software, upon completion, will be owned by the co-developer and sold through licenses. The co-developer will pay the Company a fixed amount per license sold by the co-developer until the Company recoups its investment in the software. At December 31, 2011, the Company has made a total of $850,000 in milestone payments and the Company’s accounts payable balance includes approximately $524,000 related to these milestones. Based on negotiations between the Company and the co-developer, the parties have agreed in principle to modify the terms of the co-development agreement such that the co-developer would fund the future remaining development work it performs under the agreement. However, the negotiations between the Company and the co-developer are ongoing with respect to any modification of the co-development agreement.

Shared Research Agreements

The Company has entered into research agreements with certain universities whereby the Company has committed to pay certain research-related expenses. At December 31, 2011, the Company’s other accounts payable and accrued liabilities includes approximately $1,301,000 related to these agreements. As of December 31, 2011 the Company does not have any additional commitments under any such agreements.

Software License Agreement

The Company is obligated under a master services and license agreement to purchase a minimum number of licenses for software code that is incorporated in the Company’s ClearPoint system software. The minimum future purchase obligation is $87,500 per calendar quarter in 2012, 2013 and 2014, with an aggregate remaining commitment at December 31, 2011 totaling $1,050,000. At December 31, 2011, the Company had purchased licenses under this agreement totaling $675,000, of which $525,000 had not yet been paid and is included in accounts payable at December 31, 2011. The cost of each license will be charged to cost of sales as each ClearPoint system is sold or amortized over a five year period for licenses used in loaned systems.

Cardiac EP Business Participation Plan

In June 2010, the Company adopted a plan that provides a key product development advisor and consultant with financial rewards in the event that the Company sells its business operations relating to catheter-based MRI-guided cardiac ablation to treat cardiac arrhythmias, which the Company refers to as its cardiac EP operations. In the event that the Company sells its cardiac EP operations, whether on a stand-alone basis or as part of the sale of the Company, the participant will receive a payment under the plan equal to (i) the transaction value paid for or allocated to the cardiac EP operations in the sale, multiplied by (ii) the participant’s “participation interest” at the time of the sale. The participant was initially awarded a participation interest of 6.6%. That participation interest is 6.5% at December 31, 2011. The participation interest, expressed as a percentage, will be equitably reduced from time to time to take into account future equity financing transactions in which the Company issues shares of its common stock, or securities convertible into shares of its common stock, in exchange for cash proceeds. The plan will terminate in June 2025.

Key Personnel Incentive Program

In June 2010, the Company amended its Key Personnel Incentive Program, which provides a key employee and a key consultant, who is also a non-employee director of the Company, with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In the event of a sale transaction, each participant will receive a bonus payment under the program if the participant continues to provide services to the Company as its employee or consultant as of the date of the transaction. Until the occurrence of a sale transaction, each participant will be entitled to receive semi-annual service bonuses beginning in June 2012 and continuing through December 2015, if the participant continues to provide services to the Company as its employee or consultant as of the respective scheduled payment dates. Pursuant to their awards, the two participants would receive service bonuses totaling up to $1,700,000 and $1,000,000, respectively, payable in eight equal semi-annual installments. At December 31, 2011, the Company has approximately $762,000 recorded as accrued compensation, approximately $87,000 of which is included in other accrued liabilities as a long-term liability.

If the participant’s employment or consultancy is (i) terminated due to the participant’s death or disability, or (ii) involuntarily terminated by the Company other than for cause, then the participant will be deemed vested, as of the termination date, in all future scheduled service bonus payments, and the Company will be required to pay that aggregate amount no later than March 15 of the year following the year in which the termination occurred. If the participant’s employment or consultancy is involuntarily terminated by the Company for cause, or if the participant voluntarily terminates his employment or consultancy, the participant thereafter will not be entitled to any payments under the program. The program will terminate on the earlier of December 31, 2015 or the occurrence of a transaction involving the sale of the Company.

Legal Settlement

On April 22, 2010, SurgiVision Consultants, Inc. and Guy M. Kezirian, or the plaintiffs, filed a lawsuit against the Company in the United States District Court, Central District of California, alleging trademark infringement, unfair competition, trademark dilution and violation of the Anti-Cybersquatting Protection Act, all relating to the Company’s use of its SURGI-VISION and SURGIVISION trademarks and the Company’s www.surgivision.com domain name. On February 16, 2011, the parties entered into a settlement agreement which resulted in the dismissal of the litigation. Pursuant to the settlement agreement, the Company agreed to discontinue use of any form of the SURGIVISION name and agreed to pay the plaintiffs $425,000 for reimbursement of out of pocket legal expenses incurred by the plaintiffs in connection with the litigation. The Company accrued the full amount of the settlement at December 31, 2010 as selling, general and administrative expenses and the liability is included in other accrued liabilities. The $425,000 was payable in twelve equal monthly installments of $35,417 beginning in March of 2011. At December 31, 2011, the balance of $70,834 is included in other accrued liabilities.

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurement, Policy [Policy Text Block]	Fair Value Measurements The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities ("Level 1") and the lowest priority to unobservable inputs ("Level 3"). Carrying amounts of the Company's cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities. The table below reflects the carrying values and the estimated fair values of the Company's outstanding notes payable at June 30, 2012: Carrying Value Estimated Fair Value Related party BSC convertible notes payable $ 4,338,601 $ 3,469,704 Convertible note payable 2,000,000 2,000,000 Junior secured notes payable 192,120 1,832,102 The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company's common stock. See Note 6 for fair value information related to the Company's derivative liability.	Fair Value Measurements The Company measures certain financial assets and liabilities at fair value on a recurring basis, including its derivative liability. Generally accepted accounting principles for fair value measurement provide a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities ("Level 1") and the lowest priority to unobservable inputs ("Level 3"). The Company measures the fair value of its derivative liability (see Note 6) on a recurring basis using Level 3 inputs. The fair value of the Company's derivative liability was $0 at December31, 2011 and 2010. Carrying amounts of the Company's cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities. The fair values of the Company's notes payable differ from their carrying values primarily as the result of certain unamortized debt discounts that have been recorded as it relates to those debt instruments as well as a less than market contract interest rate associated with the 2010 junior secured notes payable issued by the Company in 2010. The fair values of all outstanding notes payable other than the 2010 junior secured notes payable were determined to be equal to the face value of the notes payable as the contractual interest rate approximated the market interest rate. Since the contractual interest rate on the 2011 junior secured notes payable is 3.5%per year, the Company determined the fair value of these notes by discounting the face value utilizing an estimated market interest rate of 10%
Inventory, Policy [Policy Text Block]	Inventory Inventory is carried at the lower of cost (first-in, first-out ("FIFO") method) or net realizable value. All items included in inventory relate to the Company's ClearPoint system. Inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.	Inventory Inventory is carried at the lower of cost (first-in, first-out ("FIFO") method) or net realizable value. All items included in inventory relate to the Company's ClearPoint system. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.
Revenue Recognition, Policy [Policy Text Block]	Revenue Recognition The Company's revenues arise from: (1) sales of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification ("ASC") 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all product sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement. (1) Sales of ClearPoint system reusable components - Revenues related to sales of ClearPoint system reusable components are recognized upon installation of the system and the completion of training of at least one of the customer's physicians, which typically occurs concurrently with the system installation. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable. ClearPoint system reusable components sales were approximately $87,000 and $91,000 during the six months ended June 30, 2012 and 2011, respectively. (2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer's location, based on the specific terms with that customer. (3) License and development arrangements - The Company analyzes revenue recognition on an agreement by agreement basis as discussed below. Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting. This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro's failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December 31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December 31, 2012, the related party deferred revenue related to this agreement will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December 31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro. The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company. Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting. The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company's performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company's know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis. Amounts to be received related to substantive, performance-based milestones in research and development arrangements are recognized upon receipt in accordance with the Company's revenue recognition policy. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company. Service Revenues - In September 2011, the Company entered into an agreement to provide development services to a third party.Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),plus an overhead markup of the direct internal labor costs incurred.Revenue is recognized in the period in which the Company incurs the related costs. During the six months ended June 30, 2012, the Company recorded development service revenues of approximately $241,000 related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by a purchase order. During the six months ended June 30, 2012, the Company recorded revenues totaling $10,000 for such services.	Revenue Recognition The Company's revenues arise from: (1)the sale of ClearPoint system reusable components, including associated installation services; (2)sales of ClearPoint disposable products; and (3)license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification ("ASC") 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement. (1) Sale of ClearPoint system reusable components - Revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer's physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable. (2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system, which occurs after the system installation is completed for a given customer, are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer's location, based on the specific terms with that customer. (3) License and development arrangements - The Company analyzes revenue recognition on an agreement by agreement basis as discussed below. Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting. This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro's failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December31, 2012, the related party deferred revenue related to this contract will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro. The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company. Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting. The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company's performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company's know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis. Amounts to be received related to substantive, performance-based milestones in research and development arrangements are recognized upon receipt in accordance with the Company's revenue recognition policy. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.
Earnings Per Share, Policy [Policy Text Block]	Net Loss Per Share The Company calculated net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share ("EPS") is calculated by dividing the net income or loss attributable to commonstockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not includedin the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented: Three and Six Months Ended June 30, 2012 2011 Stock options 6,111,127 3,762,477 Warrants 6,258,648 435,986 Shares under convertible note agreements 4,287,695 8,524,756 16,657,470 12,723,219	Net Loss Per Share The Company calculated net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share ("EPS") is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented: Years Ended December31, 2011 2010 2009 Stock options 3,679,977 3,762,477 669,777 Warrants 1,922,944 435,986 410,542 Convertible preferred shares 1,991,250 1,991,250 1,991,250 Shares under convertible note agreements 1,046,263 997,678 444,247 8,640,434 7,187,391 3,515,816 The table above excludes the potential impact of convertible notes payable issued by the Company in 2011 (see Notes 7, 8, and 9) that have conversion features which are contingent upon the occurrence of a future event. In addition, the conversion ratios related to the convertible preferred shares and convertible notes reflected in the table above will be different upon the effectiveness of the Company's Form 10 registration statement (see Notes 7 and 9).
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]	Share-Based Compensation The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC 718, Compensation - Stock Compensation. Under ASC 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company's share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated option term and risk-free interest rate during the expected term. To estimate the expected term, the Company utilizes the "simplified" method for "plain vanilla" options as discussed within the SEC's Staff Accounting Bulletin 107, or SAB 107. The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company's share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.	Share-Based Compensation The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC Topic 718 "Compensation - Stock Compensation.". Under ASC Topic 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company's share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the estimated stock price volatility, estimated option term and risk free interest rate during the expected term. To estimate the expected term, the Company utilizes the "simplified" method for "plain vanilla" options as discussed within the Securities and Exchange Commission's Staff Accounting Bulletin 107, or SAB 107. The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company's share-based compensation arrangements. As the Company has been operating as a private company, it was unable to use actual price volatility and option life data as input assumptions within its Black-Scholes valuation model. Prior to October 2009, the Company used expected volatilities based on the historical volatility of the industry sector in which the Company operates, in accordance with the guidance set forth in ASC Topic 718. Beginning in October 2009, the Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company's own share price becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.
Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair Value Determination of Privately-Held Equity Securities Determining the fair value of privately held stock requires making complex and subjective judgments. Prior to the time the Company's common stock was publicly traded, it used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities were issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company's forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company's business plan. The market approach was based on recent sales of the Company's common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering ("IPO") price of the Company's common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company's planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company's common stock. There is inherent uncertainty in these estimates. Since May 21, 2012, the Company's common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.Prior to the time the Company's stock was publicly traded, the fair value of the Company's common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities ("stock based transactions"), were estimated by management, with input from a third-party valuation specialist from time to time. The Company intends to include the prices of public trading of its common stock as a key input going forward in determining fair value for stock based transactions.	Fair Value Determination of Privately-Held Equity Securities The fair values of the common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities, were estimated by management, with input from a third-party valuation specialist. Determining the fair value of stock requires making complex and subjective judgments. The Company has used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities are issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company's forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company's business plan. The market approach was based on recent sales of the Company's common stock in privately negotiated transactions between stockholders or the once anticipated IPO price of the Company's common stock. Once the Company began the process of preparing for its IPO, the Company began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company's planned IPO was withdrawn in the third quarter of 2010, the Company thereafter used the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company's common stock. There is inherent uncertainty in these estimates.
New Accounting Pronouncements, Policy [Policy Text Block]	New Accounting Pronouncements In June 2011, the Financial Accounting Standards Board ("FASB") issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards ("IFRS"). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the six months ended June 30, 2012, and the adoption of this guidance had no impact on the Company's results of operations or financial position and is not expected to have an impact on the Company's future results of operations or financial position. In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and should be applied prospectively. As this guidance is only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the balance sheet as of June 30, 2012.	New Accounting Pronouncements In April 2010, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No.2010-17 ("ASU 2010-17") which provided guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. ASU 2010-17 is effective prospectively for milestones achieved in fiscal years and interim periods within those years beginning on or after June15, 2010. The adoption of this standard on January1, 2011 did not have any impact on the Company's financial statements. In May 2011, the FASB, issued additional guidance on fair value measurements. The updated guidance provides a consistent definition of fair value and aligns the fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards, or IFRS, amends certain guidance primarily related to fair value measurements for financial instruments, and enhances disclosure requirements particularly for Level 3 fair value measurements. The guidance is effective prospectively for fiscal years beginning after December15, 2011 and interim periods within those years. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a material impact on its financial statements. In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between U.S. GAAP and IFRS. This guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December15, 2012, and interim and annual periods thereafter. The Company does not believe the adoption of this guidance will have a material impact on its results of operations or financial position.
Basis of Presentation and Use of Estimates [Policy Text Block]		Basis of Presentation and Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Concentration Risk, Credit Risk, Policy [Policy Text Block]		Concentrations of Credit Risk and Other Risks and Uncertainties Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation ("FDIC"). At December31, 2011 no amounts on deposit were in excess of FDIC limits. The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, product liability and the need to obtain additional financing. The Company's products include components subject to rapid technological change. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company's supply requirements may negatively impact future operating results. While the Company has ongoing programs to minimize the adverse effect of such uncertainty and considers technological change in estimating the net realizable value of its inventory, uncertainty continues to exist. Receivables at December31, 2011 and all product revenues for 2011 relate to sales to a limited number of hospital customers located in the United States ("U.S.") and to one distributor outside of the U.S. Sales to five of these hospital customers each represented between 12% and 17% of total product sales. Product revenues for 2010 all related to sales to two U.S. hospitals. The Company may perform credit evaluations of its customers' financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses to date.
Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Property, Plant and Equipment, Policy [Policy Text Block]		Property and Equipment Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.
Intangible Assets, Finite-Lived, Policy [Policy Text Block]		Licenses Licenses are recorded at cost and are amortized using the straight-line method over their estimated useful lives. The carrying value of licenses at December31, 2011 and 2010 was $27,000 and $45,000, respectively, net of accumulated amortization of $63,000 and $45,000 at those respective dates. Future amortization under licenses is expected to be approximately $18,000 annually through June 2013. One of the licenses contains a requirement to pay the licensor an additional $40,000 upon the issuance of a certain patent. The license arrangements also require certain minimum royalty payments to the licensor (see Note 12).
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]		Impairment of Long-Lived Assets The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment) whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. When this occurs, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses to date.
Research and Development Expense, Policy [Policy Text Block]		Research and Development Costs Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary costs for research and development personnel, costs for materials used in research and development activities and costs for outside services.
Costs of Withdrawn IPO [Policy Text Block]		Costs of Withdrawn IPO In December 2009, the Company filed a registration statement with the SEC relating to the initial public offering ("IPO") of shares of the Company's common stock. In September 2010 the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred during 2009 totaling $366,503 and costs incurred during 2010 related to the IPO effort are recorded as costs of withdrawn IPO in the statement of operations for the year ended December31, 2010.
Other Income (Expense) [Policy Text Block]		Other Income (Expense) During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code. Included in net other income for the year ended December31, 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.
Income Tax, Policy [Policy Text Block]		Income Taxes The Company accounts for income taxes under ASC 740, Income Taxes. Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date. Due to uncertainty surrounding realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced.
Derivatives, Policy [Policy Text Block]		Derivative Financial Instruments The Company accounts for derivative instruments in accordance with ASC Topic 815, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statement of operations unless the derivatives qualify for hedge accounting. At December31, 2011 and 2010, the Company did not have any derivative instruments that were designated as hedges.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,469,704
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	192,120	1,832,102

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$3,500,000	$3,500,000
2010 unsecured convertible notes payable	3,953,595	4,071,000
2010 junior secured notes payable	194,314	1,746,222
2011 related party unsecured convertible notes payable	877,294	1,310,000
2011 junior secured note payable	2,000,000	2,000,000
2011 junior secured convertible notes payable	1,308,390	1,625,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three and Six Months Ended June 30,
	2012	2011
Stock options	6,111,127	3,762,477
Warrants	6,258,648	435,986
Shares under convertible note agreements	4,287,695	8,524,756
	16,657,470	12,723,219

	Years Ended December 31,
	2011	2010	2009
Stock options	3,679,977	3,762,477	669,777
Warrants	1,922,944	435,986	410,542
Convertible preferred shares	1,991,250	1,991,250	1,991,250
Shares under convertible note agreements	1,046,263	997,678	444,247
	8,640,434	7,187,391	3,515,816

Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
	June 30,	December 31,
	2012	2011
Work in process	$331,630	$454,366
Software	449,500	467,000
Finished goods	158,309	47,452
Inventory included in current assets	939,439	968,818
Software license inventory	1,137,500	-
	$2,076,939	$968,818

	2011	2010
Work in process	$454,366	$662,988
Software (Note 11)	467,000	664,300
Finished goods	47,452	283,154
	$968,818	$1,610,442

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	June 30,	December 31,
	2012	2011

Equipment	1,010,608	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	106,557	101,482
Loaned systems	861,131	723,975
	2,240,908	2,023,000
Less accumulated depreciation and amortization	(1,003,731)	(804,170)
Total property and equipment, net	1,237,177	$1,218,830

	2011	2010
Equipment	$934,253	$906,485
Furniture and fixtures	106,054	106,053
Leasehold improvements	157,236	157,236
Computer equipment and software	101,482	103,150
Loaned systems	723,975	173,870
	2,023,000	1,446,794
Less accumulated depreciation and amortization	(804,170)	(467,285)
Total property and equipment, net	$1,218,830	$979,509

Related Party Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Assumptions Used in Calculating Fair Value of Derivative Liability [Table Text Block]
	June 30, 2012	December 31, 2011
Dividend yield	0%	0%
Expected volatility	42.95%	46.58%
Risk free interest rate	0.37%	0.25%
Expected remaining term (years)	2.4	0.15
Common stock price	$2.30	$0.60

	December 31,		Transaction
	2011	2010	Date
Dividend yield	0%	0%	0%
Expected volatility	46.58%	44.84%	38.28%
Risk free interest rate	0.25%	0.61%	1.14%
Expected remaining term (years)	0.15	0.75	2
Common stock price	$0.60	$1.80	$9.64

Schedule of Related Party Transactions [Table Text Block]
	June 30,	December 31,
	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
BSC Notes - unamortized discount	-	-
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

Financial Instrument:
Related party convertible notes payable	$2,272,500
Derivative liability	1,227,500
$3,500,000

Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Debt [Table Text Block]
	Current		Long-term
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total convertible notes payable - unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Impact of Conversions to Common Stock [Table Text Block]
	Impact to Balance Sheet			Increase in
	Before	Impact of	After	Common Shares
	Conversions	Conversions	Conversions	Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	3,679,977	$2.05
Granted	2,746,400	1.00
Forfeited	(315,250)	2.16
Outstanding, June 30, 2012	6,111,127	1.57

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2009	599,875		$0.88	-	$24.00	$3.62	$3,742,700
Options exercisable at January 1, 2009		432,083	0.88	-	24.00	2.70	3,133,667
Options granted (2)	93,402			9.64		9.64
Options exercised	(3,333)			3.20		3.20
Options cancelled or forfeited	(20,167)		1.64	-	20.00	9.60
Balance at December 31, 2009	669,777		0.88	-	24.00	4.28	3,694,400
Options exercisable at December 31, 2009		483,364	0.88	-	24.00	2.78	3,424,333
Options granted (2)	3,246,450			1.80		1.80
Options cancelled or forfeited	(153,750)		3.20	-	24.00
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Options exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Options cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	—
Options exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Dividend yield		0%
Expected Volatility		45.2%
Risk free Interest rates	0.93%	-	1.13%
Expected lives (years)		6.0

	Year Ended December 31,
	2010	2009
Dividend yield	0%		0%
Expected Volatility	44.81%	23.45%	to	38.28%
Risk free Interest rates	2.36%	1.48%	to	2.43%
Expected lives (years)	6.0	3.25	to	5.75

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Three Months Ended June 30,		Six Months Ended June 30,
2012	2011	2012	2011
$313,707	$253,917	$543,562	$508,660

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	1,922,944	$0.43
Warrants issued	4,335,704	0.80
Outstanding, June 30, 2012	6,258,648	0.69

		Weighted -
		Average
		Exercise
	Shares	Price
Warrants outstanding at January 1, 2009	828,502	$1.74

Warrants that expired during 2009	(417,960)	0.04

Warrants outstanding at December 31, 2009	410,542	0.42

Warrants issued during 2010	25,444	8.00

Warrants outstanding at December 31, 2010	435,986	3.74

Warrants that expired during 2011	(410,542)	3.48

Warrants issued during 2011	2,122,500	0.29

Warrants exercised during 2011	(225,000)	0.01

Warrants outstanding at December 31, 2011	1,922,944	0.43

Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
Dividend yield		0%
Expected Volatility	42.1%	-	49.0%
Risk free Interest rates	0.30%	-	0.93%
Expected lives (years)	1.9	-	5.0

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	0.96	287,500	2.33	$0.89	287,500	$0.89
	1.80		3,195,950	8.96	1.80	1,065,318	1.80
3.20	-	9.64	196,527	4.75	7.74	148,841	7.13
			3,679,977	8.21	2.05	1,501,659	2.15

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2009	167,792	$1.67
Granted	93,402	2.83
Forfeited/cancelled	(7,250)	2.84
Vested	(67,531)	1.11
Nonvested December 31, 2009	186,413	2.41

Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88

Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2011			2010
Dividend yield		0%		0%
Expected Volatility	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.81%	to	1.13%	2.36%
Expected lives (years)		5.0		5.0

Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2012
Pro Forma Balance Sheet [Table Text Block]
	As of June 30, 2012
		Pro Forma	Pro Forma
	Actual	Adjustment	As Adjusted
ASSETS
Cash	$1,222,955	$4,530,480	$5,753,435
All other assets	3,611,372	-	3,611,372
Total assets	$4,834,327	$4,530,480	$9,364,807

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	$8,614,916	$(989,520)	$7,625,396
Long-term liabilities	6,952,945	-	6,952,945
Total liabilities	15,567,861	(989,520)	14,578,341

Common stock	422,735	54,545	477,280
Additional paid-in capital	54,385,943	5,465,455	59,851,398
Treasury stock	(1,679,234)	-	(1,679,234)
Accumulated deficit	(63,862,978)	-	(63,862,978)
Total stockholders' deficit	(10,733,534)	5,520,000	(5,213,534)
Total liabilities and stockholders' deficit	$4,834,327	$4,530,480	$9,364,807

Related Party License Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Expected Recognition of Related Party Deferred Revenue [Table Text Block]
Years ending December 31,
2012	2,600,000
2013	1,396,374
$3,996,374

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2011	2010
Deferred tax assets (liabilities):
Property and equipment	$(144,185)	$(193,617)
Deferred revenue	1,517,024	2,503,984
Accrued expenses	1,138,800	1,518,400
Other	727,207	297,309
Net operating loss carryforwards	18,509,210	14,758,835
	21,748,056	18,884,911
Less valuation allowance	(21,748,056)	(18,884,911)
	$—	$—

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2012	$137,571
2013	62,272
2014	58,399
Total minimum payments	$258,242

Schedule of Future Minimum Royalty Payments [Table Text Block]
Years Ending December 31,
2012	70,000
2013	95,000
2014	95,000
2015	95,000
2016	95,000
Thereafter	1,010,000
$1,460,000

NON-CASH TRANSACTIONS (Detail) (USD $)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2009	Feb. 29, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Amount of Accrued Interest Added to Principal Balances of Original Notes		$ 838,601
Debt Conversion, Original Debt, Amount (in Dollars)		10,811,500	(1,131,399)
Debt Conversion, Original Debt, Interest Amount Converted		974,311
Adjustments to Additional Paid in Capital, Other		405,602
Adjustments to Additional Paid in Capital, Warrant Issued		237,299		383,204			649,734	120,218
Debt Instrument, Convertible, Beneficial Conversion Feature				383,204			163,633
Transfer from Inventory to Property and Equipment					137,156	229,062	550,105	173,870
Stock Issued During Period, Shares, Settlement of Accounts Payable and Purchase of Assets (in Shares)	1,500,000
Accounts Payable, Amount Settled through Noncash Transactions During Period	612,500
Noncash or Part Noncash Acquisition, Other Assets Acquired	1,050,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			(195,868)
Deferred Offering Costs (in Dollars)			313,007				66,500
The 2011 Junior Secured Convertible Note Payable [Member]
Adjustments to Additional Paid in Capital, Warrant Issued							$ 163,633

Description of the Business and Management's Plans (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			18 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Proceeds from Issuance of Private Placement	$ 5,520,000			$ 989,520
Deposit Liability, Current		989,520		989,520					989,520
Net Income (Loss) Attributable to Parent		(599,979)	(2,069,282)	(4,074,368)	(4,319,900)	(8,311,411)	(9,454,235)	(7,159,060)
Retained Earnings (Accumulated Deficit)		(63,862,978)		(63,862,978)		(59,788,610)	(51,477,199)		(63,862,978)
Working Capital Deficit		6,206,466		6,206,466		13,053,306			6,206,466
Proceeds from Convertible Debt				$ 3,425,000					$ 4,887,000

Summary of Significant Accounting Policies (Detail) (USD $)	6 Months Ended	12 Months Ended								6 Months Ended		12 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2010	Dec. 31, 2011 Market [Member]	Jun. 30, 2012 Privately-Held Equity Securities [Member] Minimum [Member]	Jun. 30, 2012 Privately-Held Equity Securities [Member] Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2012 ClearPoint System Reusable Components [Member]	Jun. 30, 2011 ClearPoint System Reusable Components [Member]	Jun. 30, 2012 Development Services [Member]	Jun. 30, 2012 Development Services for Other Third Parties [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note Payable [Member]	Dec. 31, 2011 Licensing Agreements [Member]	Dec. 31, 2010 Licensing Agreements [Member]
Revenue, Net (in Dollars)															$ 87,000	$ 91,000	$ 241,000	$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Fair Value Inputs, Discount Rate										22.00%	35.00%	22.00%		35.00%
Fair Value Inputs, Discount for Lack of Marketability										15.00%	35.00%	15.00%		35.00%
Fair Value Inputs, Discount Rate for Lack of Control										20.00%	30.00%	20.00%		30.00%
Concentration Risk, Percentage												12.00%		17.00%
Derivative Liability, Fair Value, Net (in Dollars)		0
Debt Instrument, Interest Rate, Stated Percentage		8.00%		4.50%	10.00%	10.00%	10.00%	10.00%	10.00%				0.00%						3.50%
Property, Plant and Equipment, Estimated Useful Lives	five	five										five		seven
Finite-Lived Intangible Assets, Net (in Dollars)																				27,000	45,000
Finite-Lived Intangible Assets, Accumulated Amortization (in Dollars)																				63,000	45,000
Finite-Lived Intangible Assets, Future Amortization Expense, Annual (in Dollars)																				18,000
Business Acquisition, Contingent Consideration, at Fair Value (in Dollars)		40,000
Other Deferred Costs, Net (in Dollars)				366,503
Revenue from Grants (in Dollars)			$ 415,615
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance		100.00%

Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Jun. 30, 2012	Dec. 31, 2011
Related Party BSC Convertible Notes Payable [Member]
Carrying Value	$ 4,338,601	$ 3,500,000
Estimated Fair Value	3,469,704	3,500,000
Convertible Note Payable [Member]
Carrying Value	2,000,000
Estimated Fair Value	2,000,000
Junior Secured Notes Payable [Member]
Carrying Value	192,120
Estimated Fair Value	$ 1,832,102

Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive securities	16,657,470	12,723,219	8,640,434	7,187,391	3,515,816
Stock Options [Member]
Antidilutive securities	6,111,127	3,762,477	3,679,977	3,762,477	669,777
Warrant [Member]
Antidilutive securities	6,258,648	435,986	1,922,944	435,986	410,542
Convertible Debt Securities [Member]
Antidilutive securities	4,287,695	8,524,756

Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Work in process	$ 331,630	$ 454,366	$ 662,988
Software	449,500	467,000	664,300
Finished goods	158,309	47,452	283,154
Inventory included in current assets	939,439	968,818	1,610,442
Software license inventory	1,137,500
	$ 2,076,939	$ 968,818

Property and Equipment (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation	$ 203,670	$ 129,965	$ 336,885	$ 246,331	$ 150,710
Property, Plant and Equipment, Other, Gross	861,131		723,975	173,870
Property, Plant and Equipment, Estimated Useful Lives	five		five
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 154,587		$ 73,846

Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, gross	$ 2,240,908	$ 2,023,000	$ 1,446,794
Less accumulated depreciation and amortization	(1,003,731)	(804,170)	(467,285)
Total property and equipment, net	1,237,177	1,218,830	979,509
Equipment [Member]
Property and equipment, gross	1,010,608	934,253	906,485
Furniture and Fixtures [Member]
Property and equipment, gross	105,376	106,054	106,053
Leasehold Improvements [Member]
Property and equipment, gross	157,236	157,236	157,236
Computer Equipment [Member]
Property and equipment, gross	106,557	101,482	103,150
Loaned Systems [Member]
Property and equipment, gross	$ 861,131	$ 723,975	$ 173,870

Related Party License Agreements (Detail) (USD $)	3 Months Ended		6 Months Ended					6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Original [Member] BSC Neuro Agreement [Member]	Dec. 31, 2011 Original [Member] BSC Neuro Agreement [Member]	Jun. 30, 2012 Amended [Member] BSC Neuro Agreement [Member]	Jun. 30, 2012 BSC Neuro Agreement [Member]	Dec. 31, 2011 BSC Neuro Agreement [Member]	Dec. 31, 2008 BSC Neuro Agreement [Member]	Jun. 30, 2012 BSC Cardiac Agreement [Member]	Dec. 31, 2008 BSC Cardiac Agreement [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments					$ 1,600,000	$ 1,600,000	$ 800,000		$ 20,000,000		$ 20,000,000
Related Party Transaction, Potential Incentive Payments								500,000	500,000
Revenue from Related Parties	$ 650,000	$ 650,000	$ 1,300,000	$ 1,300,000				$ 750,000	$ 750,000	$ 13,000,000		$ 13,000,000
Related Party Transaction, Deferred Revenue Recognition Period									5 years		5 years

Related Party Notes Payable (Detail) (USD $)	1 Months Ended							3 Months Ended	6 Months Ended	12 Months Ended								6 Months Ended		12 Months Ended											12 Months Ended	1 Months Ended	3 Months Ended					1 Months Ended	3 Months Ended				12 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 02, 2012	Apr. 30, 2011	Nov. 30, 2010	Dec. 31, 2006	Oct. 31, 2009 BSC Notes [Member]	Dec. 31, 2011 Summer 2011 Notes [Member]	Jun. 30, 2012 If Converted Prior to Maturity Date or Consumption of Qualified IPO [Member] Related Party BSC Convertible Notes Payable [Member]	Jun. 30, 2012 If Converted In Context Other than Qualified Financing [Member] Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Jun. 30, 2012 Qualified Financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson [Member] Related Party BSC Convertible Notes Payable [Member]	Jun. 30, 2012 Other Investors [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Feb. 29, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2009 Related Party BSC Convertible Notes Payable [Member]	Jun. 30, 2012 Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2010 Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Sep. 30, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 BSC Notes [Member]	Dec. 31, 2011 The 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Summer 2011 Notes [Member]
Proceeds from Related Party Debt (in Dollars)							$ 3,500,000																										$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%		10.00%	4.50%				8.00%		10.00%	10.00%															0.00%					10.00%		0.00%				15.00%			15.00%
Related Party Convertible Notes Payable, Extension Period																																3 years
(in Dollars)								4,338,601	4,338,601	4,377,294																										3,500,000	2,846,764			877,294
Maximum Percentage of Cash Proceeds from Qualified Financing Used to Prepay Outstanding Related Party Notes																										100.00%	25.00%
Threshold Amount of Qualified Initial Public Offering (in Dollars)								20,000,000	20,000,000
Debt Instrument, Convertible, Conversion Ratio																		1	1
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 8					$ 0.6			$ 0.6																$ 8	$ 4				$ 8						$ 0.6
Derivative, Gain (Loss) on Derivative, Net (in Dollars)								(26,545)	(26,545)		1,227,500
Proceeds from Unsecured Notes Payable (in Dollars)																																							1,310,000
Warrants Issued During Period (in Shares)	2,700,000								4,335,704													2,122,500	25,444																1,310,000
Term of Related Party Unsecured Convertible Notes Payable																																							2 years
Term of Warrants	5 years		5 years		5 years					5 years																													2 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45								$ 0.8													$ 0.29	$ 8																$ 0.01
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Initial Public Offering																																							60.00%
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Reverse Merger																																							60.00%
Debt Conversion, Original Debt, Amount (in Dollars)		10,811,500				(1,131,399)																																1,425,865
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						(195,868)																																2,376,447
Amount of Unamortized Discount Associated with Relative Fair Value of Warrants Written Off (in Dollars)																																						405,602
Debt Instrument, Convertible, Effective Interest Rate			10.00%		10.00%		10.00%			10.00%
Percent Proceeds Required to Prepaying Outstanding Debt							100.00%									25.00%
Proceeds from Issuance Initial Public Offering										20,000,000
Derivative Liabilities						1,227,500				(1,227,500)																															0
Debt Instrument, Unamortized Discount											653,236			2,775,300			486,102																			0	653,236			432,706	0
Convertible Debt				1,310,000	4,071,000					3,805,500			2,000,000																														1,310,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			50,000	1,310,000	25,444					1,902,750					141,500
Term of Vested Warrants				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.75	0.01				0.69	0.69	0.43					4							0.43	3.74	0.42	1.74
Conversion Price As Percentage of Public Offering Price				60.00%	80.00%
Conversion Price Equal to Fair Market Value of Stock				60.00%
Proceeds from Issuance or Sale of Equity	6,000,000			5,000,000						1,310,000
Conversion Price As Percentage Of Price Paid By Investors In Equity Financing				60.00%
Warrants and Rights Outstanding										$ 486,102
Fair Value Assumptions, Exercise Price (in Dollars per share)					$ 9.64					$ 0.6												$ 0.01
Fair Value Assumptions, Expected Dividend Rate							0.00%			0.00%	0.00%											0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate							38.28%			46.58%	44.84%									48.67%	49.36%		44.81%																				43.00%
Fair Value Assumptions, Risk Free Interest Rate							1.14%			0.25%	0.61%									0.81%	1.13%		2.36%								0.45%												0.21%
Fair Value Assumptions, Expected Term							2 years			54 days	9 months											5 years	5 years																				2 years

Related Party Notes Payable (Detail) - Assumptions Used in Calculating Fair Value of Derivative Liability (USD $)	1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	38.28%	46.58%	44.84%	42.95%	46.58%
Risk free interest rate	1.14%	0.25%	0.61%	0.37%	0.25%
Expected remaining term (years)	2 years	54 days	9 months	2 years 146 days	54 days
Common stock price (in Dollars per share)	$ 9.64	$ 0.6	$ 1.8	$ 2.3	$ 0.6

Related Party Notes Payable (Detail) - Related Party Notes Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010
Related party notes payable - unamortized discount			$ 653,236	$ 2,775,300
Related party notes payable - net	4,338,601	4,377,294
BSC Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601	3,500,000
BSC Notes [Member]
Related party notes payable - net	4,338,601	3,500,000
Summer 2011 Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal		1,310,000
Related party notes payable - unamortized discount		(432,706)
Summer 2011 Notes [Member]
Related party notes payable - net		877,294
Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601	4,810,000
Related party notes payable - unamortized discount		$ (432,706)

Convertible Notes Payable (Detail) (USD $)	0 Months Ended	1 Months Ended									2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						6 Months Ended		5 Months Ended	6 Months Ended		1 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended					1 Months Ended	2 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Feb. 02, 2012	Jul. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Feb. 24, 2012	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Feb. 27, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Nov. 30, 2010 Officer [Member]	Nov. 30, 2010 Non-Employee Directors [Member] The 2010 Junior Secured Notes Payable [Member]	Nov. 30, 2010 Non-Employee Directors [Member]	Apr. 30, 2011 Minimum [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Apr. 30, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Feb. 29, 2012 Unamortized Discount [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Unamortized Discount [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 Umamortized Deferred Offering Costs [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Umamortized Deferred Offering Costs [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2011 2011 Unit Offering Notes [Member]	Oct. 31, 2011 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Dec. 31, 2011 The 2011 Unit Offering Note [Member]	Oct. 31, 2011 The 2011 Junior Secured Convertible Note [Member]	Sep. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note [Member]	Jul. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Feb. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Nov. 30, 2010 The 2010 Junior Secured Notes Payable [Member]	Dec. 31, 2010 The 2010 Junior Secured Notes Payable [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note Payable, Net [Member]	Mar. 31, 2010 March 2010 Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%	10.00%			10.00%	4.50%							8.00%		4.50%												0.00%										10.00%			10.00%							10.00%
Debt Instrument, Face Amount (in Dollars)																																								$ 4,071,000				$ 100,000						$ 2,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.6			$ 8								$ 0.6															$ 8	$ 4								$ 8	$ 1				$ 0.6	$ 0.6		$ 0.6			$ 0.54					$ 0.6	$ 1
Conversion Price As Percentage of Public Offering Price								80.00%													60.00%																			80.00%
Minimum Conversion Price Per Share (in Dollars per share)					$ 0.6																																			$ 4									$ 0.6				$ 0.6
Debt Conversion, Original Debt, Amount (in Dollars)			10,811,500						(1,131,399)																														4,868,017							5,491,929
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									(195,868)																														4,868,041							9,153,248
Interest Expense (in Dollars)												96,018	598,450	2,421,754	1,140,325	2,498,204	1,590,471	152,473																	13,500	1,063,018	13,883	785,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				50,000				25,444								1,902,750			141,500		1,310,000																							50,000							812,500
Debt Instrument, Maturity	3 years																																											3 years				3 years			3 years
Term of Warrants		5 years		5 years				5 years								5 years																												5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.45												$ 0.8																														$ 0.75
Number of Unit Offering Notes Sold																																													38.055	54.305
Aggregate Principal Amount of Unit Offering Notes Sold (in Dollars)																																														5,430,500
Warrants Issued During Period (in Shares)		2,700,000												4,335,704																															941,288	2,715,250
Placement Agent Cash Fee as Percentage of Gross Proceeds																																													10.00%
Percentage of Aggregate Number of Shares of Common Stock Issuable Upon Conversion of Unit Offering Notes																8.00%																													8.00%	8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.75								0.69		0.69		0.43			4		0.01																								0.6	0.6					0.6
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																																													237,299	237,299
Fair Value Assumptions, Expected Dividend Rate										0.00%						0.00%	0.00%							0.00%	0.00%																				0.00%
Fair Value Assumptions, Expected Volatility Rate										38.28%						46.58%	44.84%					42.10%	49.00%	49.00%																					48.00%
Fair Value Assumptions, Risk Free Interest Rate										1.14%						0.25%	0.61%					0.30%	0.93%	0.93%										0.45%											0.89%
Fair Value Assumptions, Expected Term										2 years						54 days	9 months					1 year 328 days	5 years	5 years																					5 years
Deferred Offering Costs (in Dollars)									313,007							66,500		313,007																											237,299	237,299
Intrinsic Value of Beneficial Conversion Feature (in Dollars)								834,555								163,633																													383,204	383,204
Estimated Fair Value of Common Stock (in Dollars per share)																			$ 28,696																										$ 0.6	$ 0.6
Approximate Market Interest Rate																																													10.00%	10.00%
Effective Conversion Price of Conversion Feature Under Unit Offering Notes (in Dollars per share)																																													$ 0.54	$ 0.54
Minimum Net Proceeds of a Qualified Financing (in Dollars)																																																		10,000,000
Percentage of Outstanding Shares of Stock on Fully Diluted Basis					10.00%																																													10.00%
Period to Complete a Qualified Financing																													180 days				360 days																360 days	180 days
Convertible Notes Payable, Noncurrent (in Dollars)	4,338,601											2,000,000		2,000,000		3,308,390																										3,499,725										2,000,000				1,308,390
Units Issued (in Shares)							10,714,286
Proceeds From Units Issued						100,000	247,164				90,000					1,625,000											190,000	158,816																										3,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							3.50%
Common Stock, Value, Issued							2,775,300				161,858	422,735		422,735		164,108	161,858
Long-term Debt							3,000,000
Debt Instrument, Unamortized Discount							2,775,300				653,236						653,236																									571,275									316,610					327,266
Debt Instrument, Convertible, Remaining Discount Amortization Period							10 years
Units Issued Purchased (in Shares)							567,203									38				54.3						882,726
Other Accrued Liabilities, Current											2,079,574	1,709,055		1,709,055		2,015,046	2,079,574																																		66,500				100,000
Debt Instrument, Convertible, Effective Interest Rate				10.00%				10.00%		10.00%						10.00%
Convertible Debt					2,000,000			4,071,000								3,805,500					1,310,000																											100,000			1,625,000
Class of Warrant or Right, Outstanding (in Shares)												6,258,648		6,258,648		1,922,944																																			16.25
Perfect of Gross Proceeds Unit Cash Fee																10.00%
Warrants Issued During Period, Value (in Dollars)								120,218								812,500
Debt Issuance Cost (in Dollars)								413,000								170,000			629,213																					293,000
Finite-Lived Intangible Asset, Useful Life																5 years																															3 years
Fair Value Assumptions, Exercise Price (in Dollars per share)								$ 9.64								$ 0.6
Unamortized Debt Issuance Expense																44,579
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)					10,000,000														7,965,000
Selling Price of Unit					0
Other Liabilities					$ 2,000,000

Convertible Notes Payable (Detail) - Convertible Notes Payable by Liability Classification (USD $)	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2011	Dec. 31, 2010	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member]	Dec. 31, 2011 Debt, Current [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member]	Jun. 30, 2012 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Jun. 30, 2012 Debt, Long-term [Member] April 2011 Note [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member]	Jun. 30, 2012 Debt, Long-term [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] Convertible Note Payable [Member]	Jun. 30, 2012 Debt, Long-term [Member]	Dec. 31, 2011 Debt, Long-term [Member]
Convertible notes payable, principal							$ 4,071,000		$ 4,071,000		$ 1,625,000		$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,625,000
Convertible notes payable, unamortized discount				653,236	2,775,300		(117,405)		(117,405)		(316,610)							(316,610)
Convertible notes payable, net	$ 3,805,500	$ 1,310,000	$ 2,000,000			$ 4,071,000		$ 3,953,595		$ 3,953,595		$ 1,308,390			$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,308,390

Stockholders' Equity (Detail) (USD $)	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended										1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		6 Months Ended		6 Months Ended
	Jul. 31, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2010	Dec. 22, 2009	Dec. 31, 2009	Jan. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2006	Feb. 10, 2012	Feb. 02, 2012	Sep. 30, 2011	Dec. 31, 2008	May 31, 2012 Issued to Two Non-Employee Directors [Member]	Jun. 30, 2012 Issued to Third Parties [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Convertible Preferred Stock [Member]	Dec. 15, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Jun. 30, 2012 The 2012 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]
Preferred Stock Issued During Period, Shares, New Issues																									7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares																	4								4	1
Stock Issued During Period, Shares, Conversion of Convertible Securities																								7,965,000
Preferred Stock, Shares Authorized												8,000,000	8,000,000					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																													3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												3,246,450																	2,746,400
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)								$ 2,307,204		$ 2,307,204		$ 1,783,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition										2 years 36 days		1 year 328 days
Warrants issued shares (in Shares)	2,700,000									4,335,704												1,250,000	241,666
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 1.45									$ 0.8												$ 1	$ 1
Term of Warrants	5 years	5 years		5 years								5 years										5 years
Warrants Issued During Period, Value (in Dollars)				120,218								812,500										514,250	79,749
Allocated Share-based Compensation Expense (in Dollars)								313,707	253,917	543,562	508,660																				593,999
Preferred Units, Issued																	7,965,000
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)			10,000,000														7,965,000										7,335,787
Debt Issuance Cost (in Dollars)				413,000								170,000					629,213
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		50,000		25,444								1,902,750					141,500			1,310,000
Warrants outstanding weighted-average exercise price (in Dollars per Item) (in Dollars per Item)		0.75						0.69		0.69		0.43					4			0.01
Estimated Fair Value of Common Stock (in Dollars per share)																	$ 28,696
Convertible Preferred Stock, Shares Issued upon Conversion																	1
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												3,000,000																		3,815,675
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)										$ 1			$ 1.8	[1]	$ 9.64	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)													$ 0.83		$ 2.83
Due from Related Parties (in Dollars)												500,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%	10.00%		4.50%						8.00%			4.50%				10.00%
Shares Common Stock Note Collateral												125,000
Treasury Stock, Shares, Acquired					66,652	134,178	125,000
Treasury Stock, Value, Acquired, Cost Method (in Dollars)					642,525		500,000
Debt Instrument, Increase, Accrued Interest (in Dollars)						36,712
Interest Income, Other (in Dollars)															57,779													21,000
Treasury Stock, Value (in Dollars)					$ 594,687			$ 1,679,234		$ 1,679,234		$ 1,679,234	$ 1,679,234
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options					66,652
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)					$ 9.64	$ 2.78						$ 2.15	$ 3.03		$ 2.78						$ 2.7

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.

Stockholders' Equity (Detail) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock (USD $)	6 Months Ended
Jun. 30, 2012
Increase In Common Shares Outstanding (in Shares)	16,397,727
Increase In Common Shares Outstanding (in Shares)	7,965,000
Total impact on liabilities and equity (in Shares)	24,362,727
Before Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	974,311
Before Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	904,397
Before Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	4,057,500
Before Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	4,367,482
Before Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	7,965,000
Before Conversions [Member] | Deferred Costs [Member]
Deferred costs	799,123
Before Conversions [Member]
Impact to Balance Sheet	10,303,690
Impact to Balance Sheet	7,965,000
Total impact on liabilities and equity	18,268,690
Impact of Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	(974,311)
Impact of Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	(904,397)
Impact of Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	(4,057,500)
Impact of Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	(4,367,482)
Impact of Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	(7,965,000)
Impact of Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
Impact of Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
Impact of Conversions [Member] | Deferred Costs [Member]
Deferred costs	(799,123)
Impact of Conversions [Member]
Impact to Balance Sheet	(10,303,690)
Impact to Balance Sheet	9,504,567
Total impact on liabilities and equity	(799,123)
After Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
After Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
After Conversions [Member]
Impact to Balance Sheet	17,469,567
Total impact on liabilities and equity	17,469,567
Accrued Interest On Converted Notes [Member]
Increase In Common Shares Outstanding (in Shares)	1,092,559
Summer 2011 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	2,183,334
March 2010 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	4,071,000
2011 Unit Offering Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	9,050,834
Series A Convertible Preferred Stock [Member]
Increase In Common Shares Outstanding (in Shares)	7,965,000

Stockholders' Equity (Detail) - Stock Options Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010		Dec. 31, 2009
Outstanding, January 1, 2012	3,679,977	669,777		599,875
Outstanding, January 1, 2012 (in Dollars per share)	$ 2.05	$ 4.28		$ 3.62
Granted	2,746,400	3,246,450	[1]	93,402	[1]
Granted (in Dollars per share)	$ 1	$ 1.8	[1]	$ 9.64	[1]
Forfeited	(315,250)
Forfeited (in Dollars per share)	$ 2.16
Outstanding, June 30, 2012	6,111,127	3,762,477		669,777
Outstanding, June 30, 2012 (in Dollars per share)	$ 1.57	$ 2.11		$ 4.28

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.

Stockholders' Equity (Detail) - Valuation Model Assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	45.20%		44.81%
Risk free Interest rates	0.93%
Risk free Interest rates	1.13%
Expected lives (years)	6 years		6 years

Stockholders' Equity (Detail) - Share-based Compensation Expense (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
	$ 313,707	$ 253,917	$ 543,562	$ 508,660

Stockholders' Equity (Detail) - Common Stock Warrants (USD $)	1 Months Ended	6 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2006
Outstanding, January 1, 2012	6,258,648	1,922,944
Outstanding, January 1, 2012 (in Dollars per Item)	0.69	0.43	0.75	0.01	4
Warrants issued	2,700,000	4,335,704
Warrants issued (in Dollars per share)	$ 1.45	$ 0.8
Outstanding, June 30, 2012		6,258,648
Outstanding, June 30, 2012 (in Dollars per Item)		0.69	0.75	0.01	4

Stockholders' Equity (Detail) - Assumptions Used in Calculating Fair Value of Warrants Issued	1 Months Ended	12 Months Ended		6 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Feb. 27, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Maximum [Member]
Dividend yield	0.00%	0.00%	0.00%			0.00%	0.00%
Expected Volatility	38.28%	46.58%	44.84%	42.10%	49.00%	49.00%
Risk free Interest rates	1.14%	0.25%	0.61%	0.30%	0.93%	0.93%		0.45%
Expected lives (years)	2 years	54 days	9 months	1 year 328 days	5 years	5 years

Changes in Contractual Commitments (Detail) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2014
Stock Issued During Period, Shares, Purchase of Assets (in Shares)			1,500,000
License Costs				$ 675,000
Purchase Commitment, Remaining Minimum Amount Committed	962,500		962,500	1,050,000	87,500
Other Inventory, Noncurrent	1,137,500		1,137,500
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction	1,000,000		1,000,000	1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction	1.40%		1.40%
Net Proceeds from the Sale Transaction, Threshold Amount	50,000,000		50,000,000
Maximum Additional Incentive Bonus Payment to One Participant	700,000		700,000
Other Operating Income (Expense), Net	882,537	120,895	882,537
Previous Purchase [Member]
License Costs			612,500
Additional Purchase [Member]
License Costs			$ 87,500

Subsequent Events (Detail) (USD $)	0 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 02, 2012	Jul. 31, 2012	Oct. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Feb. 24, 2012	Apr. 30, 2011	Nov. 30, 2010	Dec. 31, 2006
Price Per Equity Unit Issued (in Dollars per share)		$ 1.1
Stock Issued During Period, Shares, New Issues (in Shares)		5,500,000
Warrants issued shares (in Shares)		2,700,000				4,335,704
Proceeds from Issuance or Sale of Equity		$ 6,000,000		$ 5,000,000			$ 1,310,000
Term of Warrants		5 years	5 years		5 years		5 years
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)		$ 1.45				$ 0.8
Related Party Transaction, Amounts of Transaction		269,980
Payments of Stock Issuance Costs		480,000						53,496
Maximum Liquidated Damages Could be Incurred by the Company						6.00%
Proceeds from Issuance of Private Placement		5,520,000				989,520
Units Issued Purchased (in Shares)							38		54.3		567,203
Convertible Debt				1,310,000	4,071,000		3,805,500			2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			50,000	1,310,000	25,444		1,902,750					141,500
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%		10.00%		8.00%	4.50%		10.00%
Debt Instrument, Maturity	3 years
Convertible Notes Payable, Noncurrent	4,338,601					2,000,000	3,308,390
Placement Agent Fees [Member]
Warrants issued shares (in Shares)		400,000
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)		$ 1.1
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Related Party Transaction, Maximum Amount of Milestone-Based Payments	800,000
Maximum [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments	$ 1,600,000

Subsequent Events (Detail) - Pro Forma Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009	Dec. 22, 2009	Dec. 31, 2008
ASSETS
Cash	$ 1,222,955	$ 145,478	$ 597,296	$ 1,577,314		$ 2,569,129		$ 9,920,801
All other assets	3,611,372
Total assets	4,834,327	3,030,429		4,562,841
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	8,614,916	14,588,955		8,644,044
Long-term liabilities	6,952,945
Total liabilities	15,567,861	24,873,572		19,900,092
Common stock	422,735	164,108		161,858	2,775,300
Additional paid-in capital	54,385,943	31,495,593		29,692,324
Treasury stock	(1,679,234)	(1,679,234)		(1,679,234)			(594,687)
Accumulated deficit	(63,862,978)	(59,788,610)		(51,477,199)
Total stockholders' deficit	(10,733,534)	(21,843,143)		(15,337,251)		(9,887,785)		(1,764,361)
Total liabilities and stockholders' deficit	4,834,327	3,030,429		4,562,841
Scenario, Adjustment [Member]
ASSETS
Cash	4,530,480
Total assets	4,530,480
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	(989,520)
Total liabilities	(989,520)
Common stock	54,545
Additional paid-in capital	5,465,455
Total stockholders' deficit	5,520,000
Total liabilities and stockholders' deficit	4,530,480
Pro Forma [Member]
ASSETS
Cash	5,753,435
All other assets	3,611,372
Total assets	9,364,807
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	7,625,396
Long-term liabilities	6,952,945
Total liabilities	14,578,341
Common stock	477,280
Additional paid-in capital	59,851,398
Treasury stock	(1,679,234)
Accumulated deficit	(63,862,978)
Total stockholders' deficit	(5,213,534)
Total liabilities and stockholders' deficit	$ 9,364,807

Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Jun. 30, 2012	Dec. 31, 2011
Related Party BSC Convertible Notes Payable [Member]
Notes Payable - Carrying Value	$ 4,338,601	$ 3,500,000
Notes Payable - Estimated Fair Value	3,469,704	3,500,000
The 2010 Unsecured Convertible Notes Payable [Member]
Notes Payable - Carrying Value		3,953,595
Notes Payable - Estimated Fair Value		4,071,000
The 2010 Junior Secured Notes Payable [Member]
Notes Payable - Carrying Value		194,314
Notes Payable - Estimated Fair Value		1,746,222
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Notes Payable - Carrying Value		877,294
Notes Payable - Estimated Fair Value		1,310,000
The 2011 Junior Secured Note Payable [Member]
Notes Payable - Carrying Value		2,000,000
Notes Payable - Estimated Fair Value		2,000,000
The 2011 Junior Secured Convertible Note Payable [Member]
Notes Payable - Carrying Value		1,308,390
Notes Payable - Estimated Fair Value		$ 1,625,000

Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive Securities	16,657,470	12,723,219	8,640,434	7,187,391	3,515,816
Stock Options [Member]
Anti-dilutive Securities	6,111,127	3,762,477	3,679,977	3,762,477	669,777
Warrant [Member]
Anti-dilutive Securities	6,258,648	435,986	1,922,944	435,986	410,542
Convertible Preferred Shares [Member]
Anti-dilutive Securities			1,991,250	1,991,250	1,991,250
Shares Under Convertible Note Agreements [Member]
Anti-dilutive Securities			1,046,263	997,678	444,247

Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Work in process	$ 331,630	$ 454,366	$ 662,988
Software (Note 11)	449,500	467,000	664,300
Finished goods	158,309	47,452	283,154
	$ 939,439	$ 968,818	$ 1,610,442

Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 2,240,908	$ 2,023,000	$ 1,446,794
Less accumulated depreciation and amortization	(1,003,731)	(804,170)	(467,285)
Total property and equipment, net	1,237,177	1,218,830	979,509
Equipment [Member]
Property and Equipment	1,010,608	934,253	906,485
Furniture and Fixtures [Member]
Property and Equipment	105,376	106,054	106,053
Leasehold Improvements [Member]
Property and Equipment	157,236	157,236	157,236
Computer Equipment [Member]
Property and Equipment	106,557	101,482	103,150
Loaned Systems [Member]
Property and Equipment	$ 861,131	$ 723,975	$ 173,870

Related Party License Agreements (Detail) - Related Party Deferred Revenue - Expected Recognition (USD $)	Dec. 31, 2011
2012	$ 2,600,000
2013	1,396,374
$ 3,996,374

Related Party Notes Payable (Detail) - Assumptions Used in Calculating Fair Value of Derivative Liability (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	38.28%	46.58%	44.84%
Risk free interest rate	1.14%	0.25%	0.61%
Expected remaining term (years)	2 years	54 days	9 months
Common stock price (in Dollars per share)	$ 9.64	$ 0.6	$ 1.8

Related Party Notes Payable (Detail) - Proceeds from Related Party Transaction (USD $)	Dec. 31, 2011	Dec. 31, 2009
Financial Instrument:
Related party convertible notes payable	$ 2,272,500
Derivative liability	1,227,500	(1,227,500)
	$ 3,500,000

Stockholders' Equity (Detail) - Stock Options Issued Activity (USD $)	6 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 22, 2009	Dec. 31, 2008		Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]
Balance Options Outstanding (in Shares)	6,111,127	3,679,977	3,762,477		669,777			599,875
Balance Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Balance Range of Exercise Prices Maximum														$ 24	$ 9.64	$ 24	$ 24
Balance Weighted-Average Exercise Price Per Share	$ 1.57	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Balance Intrinsic Value (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]
Options exercisable (in Shares)		1,501,659	433,746		483,364			432,083
Options exercisable Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Options exercisable Range of Exercise Prices Maximum					$ 3.2									$ 24	$ 9.64	$ 24	$ 24
Options exercisable Weighted-Average Exercise Price Per Share		$ 2.15	$ 3.03		$ 2.78		$ 9.64	$ 2.7
Options exercisable Intrinsic Value (in Dollars)			262,500	[1]	3,424,333	[1]		3,133,667	[1]
Options granted Options Outstanding (in Shares)	2,746,400		3,246,450	[2]	93,402	[2]
Options granted Range of Exercise Prices	$ 1		$ 1.8	[2]	$ 9.64	[2]
Options granted Weighted-Average Exercise Price Per Share	$ 1		$ 1.8	[2]	$ 9.64	[2]
Options exercised (in Shares)					(3,333)
Options exercised					$ 3.2									$ 24	$ 9.64	$ 24	$ 24
Options cancelled or forfeited Options Outstanding (in Shares)		(82,500)	(153,750)		(20,167)
Options cancelled or forfeited Range of Exercise Prices Minimum											$ 1.8	$ 3.2	$ 1.64
Options cancelled or forfeited Range of Exercise Prices Maximum		$ 4.93			$ 9.6										$ 24	$ 24	$ 20
Options cancelled or forfeited Weighted-Average Exercise Price Per Share		$ 4.93			$ 9.6										$ 24	$ 24	$ 20
Options Outstanding (in Shares)	6,111,127	3,679,977	3,762,477		669,777			599,875
Outstanding Range of Exercise Prices Minimum										$ 0.88	$ 0.88	$ 0.88	$ 0.88
Outstanding Range of Exercise Prices Maximum														$ 24	$ 9.64	$ 24	$ 24
Outstanding Weighted-Average Exercise Price Per Share	$ 1.57	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Outstanding Intrinsic Value (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.

Stockholders' Equity (Detail) - Summary Information About Stock Options (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 22, 2009	Dec. 31, 2008
Range of Exercise Prices	$ 2.05	$ 1.57	$ 2.11	$ 4.28		$ 3.62
Options Outstanding Number (in Shares)	3,679,977	6,111,127	3,762,477	669,777		599,875
Options Outstanding Weighted-Average Remaining Contractual Life	8 years 76 days
Options Oustanding Weighted-Average Exercise Price	$ 2.05	$ 1.57	$ 2.11	$ 4.28		$ 3.62
Options Exercisable Number (in Shares)	1,501,659		433,746	483,364		432,083
Options Exercisable Weighted-Average Exercise Price	$ 2.15		$ 3.03	$ 2.78	$ 9.64	$ 2.7
$0.88 - 0.96 [Member]
Range of Exercise Prices Lower Limit	$ 0.88
Range of Exercise Prices	$ 0.89
Range of Exercise Prices Upper Limit	$ 0.96
Options Outstanding Number (in Shares)	287,500
Options Outstanding Weighted-Average Remaining Contractual Life	2 years 120 days
Options Oustanding Weighted-Average Exercise Price	$ 0.89
Options Exercisable Number (in Shares)	287,500
Options Exercisable Weighted-Average Exercise Price	$ 0.89
$1.80 [Member]
Range of Exercise Prices	$ 1.8
Options Outstanding Number (in Shares)	3,195,950
Options Outstanding Weighted-Average Remaining Contractual Life	8 years 350 days
Options Oustanding Weighted-Average Exercise Price	$ 1.8
Options Exercisable Number (in Shares)	1,065,318
Options Exercisable Weighted-Average Exercise Price	$ 1.8
$3.20 - 9.64 [Member]
Range of Exercise Prices Lower Limit	$ 3.2
Range of Exercise Prices	$ 7.74
Range of Exercise Prices Upper Limit	$ 9.64
Options Outstanding Number (in Shares)	196,527
Options Outstanding Weighted-Average Remaining Contractual Life	4 years 9 months
Options Oustanding Weighted-Average Exercise Price	$ 7.74
Options Exercisable Number (in Shares)	148,841
Options Exercisable Weighted-Average Exercise Price	$ 7.13

Stockholders' Equity (Detail) - Status Summary Nonvested Stock Options (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2008	Dec. 31, 2008 Nonvested [Member]	Dec. 31, 2011 Nonvested [Member]	Dec. 31, 2010 Nonvested [Member]	Dec. 31, 2009 Nonvested [Member]
Nonvested Shares	3,679,977	3,762,477	669,777	6,111,127	599,875	167,792	2,178,318	3,328,731	186,413
Nonvested Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)						$ 1.67	$ 0.87	$ 0.88	$ 2.41
Granted Shares								3,246,450	93,402
Granted Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)		$ 0.83	$ 2.83					$ 0.83	$ 2.83
Forfeited Shares	(82,500)	(153,750)	(20,167)				(51,833)	(41,667)	(7,250)
Forfeited Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)							$ 0.88	$ 1.92	$ 2.84
Vested Shares							(1,098,580)	(62,465)	(67,531)
Vested Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)							$ 0.89	$ 2.31	$ 1.11

Stockholders' Equity (Detail) - Assumptions Used in Calculating the Fair Value Black-Scholes Option-Pricing Model	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	45.20%		44.81%
Risk free Interest rates			2.36%
Expected lives (years)	6 years		6 years
Minimum [Member]
Expected Volatility				23.45%
Risk free Interest rates				1.48%
Expected lives (years)				3 years 3 months
Maximum [Member]
Expected Volatility				38.28%
Risk free Interest rates				2.43%
Expected lives (years)				5 years 9 months

Stockholders' Equity (Detail) - Common Stock Warrants Issued, Expired and Outstanding (USD $)	1 Months Ended	6 Months Ended					12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2006	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]
Warrants outstanding shares		6,258,648	1,922,944				1,922,944	435,986	410,542	828,502
Warrants outstanding weighted-average exercise price (in Dollars per Item) (in Dollars per Item)		0.69	0.43	0.75	0.01	4	0.43	3.74	0.42	1.74
Warrants issued shares (in Shares)	2,700,000	4,335,704					2,122,500	25,444
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 1.45	$ 0.8					$ 0.29	$ 8
Warrants exercised during 2011							(225,000)
Warrants exercised during 2011 (in Dollars per share)							$ 0.01
Warrants that expired shares							(410,542)		(417,960)
Warrants that expired weighted-average exercise price (in Dollars per share)							$ 3.48		$ 0.04

Stockholders' Equity (Detail) - Assumptions Used in Calculating the Fair Value of Warrants	1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected Volatility	38.28%	46.58%	44.84%
Risk free Interest rates	1.14%	0.25%	0.61%
Expected lives (years)	2 years	54 days	9 months
Warrant [Member] | Minimum [Member]
Expected Volatility		48.67%
Risk free Interest rates		0.81%
Warrant [Member] | Maximum [Member]
Expected Volatility		49.36%
Risk free Interest rates		1.13%
Warrant [Member]
Dividend yield		0.00%	0.00%
Expected Volatility			44.81%
Risk free Interest rates			2.36%
Expected lives (years)		5 years	5 years
Maximum [Member]
Risk free Interest rates		0.45%

Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011
Income Tax Expense (Benefit)	$ 49,250
Operating Loss Carryforwards		$ 48,800,000

Income Taxes (Detail) - Components of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets (liabilities):
Property and equipment	$ (144,185)	$ (193,617)
Deferred revenue	1,517,024	2,503,984
Accrued expenses	1,138,800	1,518,400
Other	727,207	297,309
Net operating loss carryforwards	18,509,210	14,758,835
	21,748,056	18,884,911
Less valuation allowance	$ (21,748,056)	$ (18,884,911)

Commitments (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2011	Feb. 16, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2014	Jun. 30, 2012
Operating Leases, Rent Expense			$ 174,000	$ 181,000	$ 190,000
Milestone-based payments for software development			2,476,000
Other Accounts Payable and Accrued Liabilities			1,301,000
Purchase Commitment, Remaining Minimum Amount Committed			1,050,000			87,500	962,500
License Costs			675,000
Finite-Lived Intangible Asset, Useful Life			5 years
Participation Interest Business Plan			6.50%
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction			1,000,000				1,000,000
Period for Bonus Installments			8
Deferred Compensation Liability, Current and Noncurrent			762,000
Other Accrued Liabilities, Noncurrent			209,143	278,060			422,224
Legal Fees		425,000
Installment Period For Legal Fee Settlement Reimbursement	12 months
Proceeds from Legal Settlements	35,417
Key Personnel Incentive Program [Member]
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction			1,700,000
Other Accrued Liabilities, Noncurrent			87,000
Software License Arrangement [Member]
Accounts Payable			525,000
Software and Software Development Costs [Member]
Milestone-based payments for software development			850,000
Accounts Payable			524,000
SurgiVision Consultants, Inc. and Guy M. Kezirian [Member]
Other Accrued Liabilities			$ 70,834
BSC Cardiac Agreement [Member]
Participation Interest Business Plan			6.60%

Commitments (Detail) - Future Minimum Lease Payments Under Non-cancellable Operating Leases (USD $)	Dec. 31, 2011
2012	$ 137,571
2013	62,272
2014	58,399
Total minimum payments	$ 258,242

Commitments (Detail) - Future Minimum Royalty Payments (USD $)	Dec. 31, 2011
2012	$ 70,000
2013	95,000
2014	95,000
2015	95,000
2016	95,000
Thereafter	1,010,000
$ 1,460,000